Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Basic Materials (2.1%)
Linde plc	26,499	6,795
Air Products & Chemicals Inc.	11,091	3,107
Ecolab Inc.	12,497	2,776
Newmont Corp.	40,311	2,371
DuPont de Nemours Inc.	37,005	2,348
Dow Inc.	37,412	1,983
Freeport-McMoRan Inc.	73,213	1,712
Fastenal Co.	28,789	1,424
LyondellBasell Industries NV Class A	12,873	1,096
International Paper Co.	19,777	979
Nucor Corp.	15,300	822
Celanese Corp. Class A	5,956	770
FMC Corp.	6,527	757
Albemarle Corp.	5,266	716
Eastman Chemical Co.	6,841	666
Avery Dennison Corp.	4,201	627
International Flavors & Fragrances Inc.	5,355	600
CF Industries Holdings Inc.	10,706	399
Mosaic Co.	17,582	386
Reliance Steel & Aluminum Co.	3,266	385
Steel Dynamics Inc.	10,406	377
Royal Gold Inc.	3,308	365
Scotts Miracle -Gro Co.	1,984	349
Rexnord Corp.	6,905	259
Huntsman Corp.	10,313	255
Southern Copper Corp.	4,027	239
Timken Co.	3,179	233
* RBC Bearings Inc.	1,364	230
Ashland Global Holdings Inc.	2,911	219
Cleveland-Cliffs Inc.	19,009	209
Valvoline Inc.	9,041	206
Hexcel Corp.	4,074	202
Chemours Co.	7,948	193
Avient Corp.	4,843	177
* Alcoa Corp.	8,894	177
Olin Corp.	7,679	168
Quaker Chemical Corp.	662	164
Balchem Corp.	1,548	161
United States Steel Corp.	11,168	158
UFP Industries Inc.	2,897	155
W R Grace & Co.	2,756	151
Sensient Technologies Corp.	2,076	149
Element Solutions Inc.	10,667	147
* Univar Solutions Inc.	8,117	145
* Ingevity Corp.	2,026	135

* Arconic Corp.	4,894	135
Hecla Mining Co.	27,123	130
Westlake Chemical Corp.	1,720	129
NewMarket Corp.	331	122
Stepan Co.	1,007	117
* Novagold Resources Inc.	11,682	116
Commercial Metals Co.	5,712	114
Cabot Corp.	2,697	112
Compass Minerals International Inc.	1,673	105
Minerals Technologies Inc.	1,677	102
Worthington Industries Inc.	1,933	100
Innospec Inc.	1,194	98
Mueller Industries Inc.	2,791	91
Domtar Corp.	2,775	84
Boise Cascade Co.	1,897	82
* Coeur Mining Inc.	11,418	81
Trinseo SA	1,776	67
Kaiser Aluminum Corp.	775	60
Carpenter Technology Corp.	2,327	57
Materion Corp.	972	57
* GCP Applied Technologies Inc.	2,403	56
Tronox Holdings plc Class A	4,176	53
Schweitzer-Mauduit International Inc.	1,444	50
Orion Engineered Carbons SA	2,708	42
Neenah Inc.	777	38
* Kraton Corp.	1,372	37
Glatfelter Corp.	1,961	32
Schnitzer Steel Industries Inc.	1,198	31
* Clearwater Paper Corp.	748	26
* Century Aluminum Co.	2,407	24
* Koppers Holdings Inc.	897	24
GrafTech International Ltd.	2,921	23
Hawkins Inc.	454	23
* AdvanSix Inc.	1,257	22
* PQ Group Holdings Inc.	1,714	22
Tredegar Corp.	1,263	20
American Vanguard Corp.	1,302	20
Omega Flex Inc.	131	19
Verso Corp.	1,573	17
* Rayonier Advanced Materials Inc.	2,304	15
US Silica Holdings Inc.	3,365	15
FutureFuel Corp.	1,191	14
* NN Inc.	1,893	12
Haynes International Inc.	543	12
* Unifi Inc.	712	11
* Uranium Energy Corp.	8,412	9
* TimkenSteel Corp.	1,849	9
* Ryerson Holding Corp.	795	9
Caledonia Mining Corp. plc	565	8
* Energy Fuels Inc.	3,791	8
Olympic Steel Inc.	514	8
Gold Resource Corp.	2,491	7
* AgroFresh Solutions Inc.	2,792	6
Eastern Co.	272	6
Intrepid Potash Inc.	457	6
* Marrone Bio Innovations Inc.	3,470	4
		38,639

Consumer Discretionary (16.4%)
* Amazon.com Inc.	21,317	67,533
* Tesla Inc.	37,189	21,108
Home Depot Inc.	53,986	14,976
Walt Disney Co.	90,918	13,457
Walmart Inc.	70,101	10,711
* Netflix Inc.	21,359	10,481
Costco Wholesale Corp.	22,143	8,675
NIKE Inc. Class B	60,889	8,202
McDonald's Corp.	37,499	8,154
Lowe's Cos. Inc.	38,094	5,936
Starbucks Corp.	58,670	5,751
Target Corp.	25,083	4,503
* Booking Holdings Inc.	2,054	4,166
TJX Cos. Inc.	60,349	3,833
* Uber Technologies Inc.	68,990	3,426
Activision Blizzard Inc.	38,351	3,048
Dollar General Corp.	12,651	2,765
General Motors Co.	62,879	2,757
Estee Lauder Cos. Inc. Class A	11,104	2,724
* Lululemon Athletica Inc.	5,704	2,112
* Spotify Technology SA	6,535	1,904
Ross Stores Inc.	17,526	1,884
* Trade Desk Inc. Class A	2,081	1,875
* Electronic Arts Inc.	14,341	1,832
* Chipotle Mexican Grill Inc. Class A	1,400	1,805
Ford Motor Co.	196,251	1,782
Marriott International Inc. Class A	13,517	1,715
eBay Inc.	33,574	1,693
* O'Reilly Automotive Inc.	3,710	1,641
Aptiv plc	13,507	1,603
Yum! Brands Inc.	15,137	1,602
Hilton Worldwide Holdings Inc.	13,830	1,433
Southwest Airlines Co.	29,720	1,377
VF Corp.	16,204	1,351
* AutoZone Inc.	1,176	1,338
Delta Air Lines Inc.	32,554	1,310
* Dollar Tree Inc.	11,872	1,297
Best Buy Co. Inc.	11,477	1,249
DR Horton Inc.	16,452	1,226
* Copart Inc.	10,184	1,176
Yum China Holdings Inc.	19,956	1,125
Lennar Corp. Class A	13,629	1,034
* Take-Two Interactive Software Inc.	5,596	1,010
ViacomCBS Inc. Class B	27,959	986
* Etsy Inc.	5,924	952
Las Vegas Sands Corp.	16,692	930
Garmin Ltd.	7,600	887
Expedia Group Inc.	6,753	841
* Wayfair Inc.	3,296	838
Tractor Supply Co.	5,789	815
Tiffany & Co.	6,060	797
Domino's Pizza Inc.	1,960	769
* CarMax Inc.	8,201	767
* Ulta Beauty Inc.	2,710	746
* Burlington Stores Inc.	3,282	717
Darden Restaurants Inc.	6,542	706

Royal Caribbean Cruises Ltd.	8,913	702
Genuine Parts Co.	7,077	696
* Carvana Co. Class A	2,723	681
Omnicom Group Inc.	10,771	679
MGM Resorts International	23,858	674
* NVR Inc.	168	672
Pool Corp.	1,902	658
* United Airlines Holdings Inc.	14,471	652
Hasbro Inc.	6,454	600
Whirlpool Corp.	3,057	595
Fortune Brands Home & Security Inc.	7,002	585
* Peloton Interactive Inc. Class A	4,893	569
PulteGroup Inc.	13,024	568
* LKQ Corp.	16,091	567
* Caesars Entertainment Inc.	8,196	558
Vail Resorts Inc.	2,020	557
* Penn National Gaming Inc.	7,520	526
* Bright Horizons Family Solutions Inc.	3,051	519
Wynn Resorts Ltd.	4,967	499
Advance Auto Parts Inc .	3,359	496
Fox Corp. Class A	16,913	488
BorgWarner Inc.	12,115	471
Carnival Corp.	23,489	469
* Chegg Inc.	5,943	463
* Live Nation Entertainment Inc.	7,019	461
* Lyft Inc. Class A	11,909	455
L Brands Inc.	11,599	450
Dunkin' Brands Group Inc.	4,145	441
Interpublic Group of Cos. Inc.	19,716	439
Service Corp. International	8,878	432
* Five Below Inc.	2,753	431
Lear Corp.	3,005	430
* Liberty Media Corp -Liberty Formula One Class C	10,208	427
Rollins Inc.	7,307	418
Williams-Sonoma Inc.	3,772	413
Newell Brands Inc.	19,353	411
Aramark	11,594	406
Gentex Corp.	12,413	405
* IAA Inc.	6,697	401
Tapestry Inc.	14,056	398
* Discovery Communications Inc. Class C	16,533	397
* Liberty Media Corp -Liberty SiriusXM Class C	9,560	392
Sirius XM Holdings Inc.	60,388	392
* Floor & Decor Holdings Inc. Class A	4,641	372
* Mohawk Industries Inc.	2,909	366
Lithia Motors Inc. Class A	1,259	364
* Zynga Inc. Class A	43,519	359
* Deckers Outdoor Corp.	1,402	357
* Rh	784	355
* Norwegian Cruise Line Holdings Ltd.	15,441	353
New York Times Co. Class A	8,162	350
American Airlines Group Inc.	24,669	349
News Corp. Class A	19,425	343
Churchill Downs Inc.	1,879	338
* Terminix Global Holdings Inc.	6,769	332
Harley-Davidson Inc.	7,758	313
Alaska Air Group Inc.	6,073	310

* SiteOne Landscape Supply Inc.	2,234	309
* Planet Fitness Inc. Class A	4,021	293
Leggett & Platt Inc.	6,768	292
Nielsen Holdings plc	17,894	289
Polaris Inc.	2,945	283
PVH Corp.	3,530	281
Toll Brothers Inc.	5,891	279
* BJ's Wholesale Club Holdings Inc.	6,767	277
Dolby Laboratories Inc. Class A	3,030	268
Thor Industries Inc.	2,770	267
* YETI Holdings Inc.	4,122	260
Wyndham Hotels & Resorts Inc.	4,483	258
* Mattel Inc.	16,590	257
Marriott Vacations Worldwide Corp.	1,975	251
Hanesbrands Inc.	17,598	250
Kohl's Corp.	7,607	245
* Capri Holdings Ltd.	6,899	244
Texas Roadhouse Inc. Class A	3,183	241
* Ollie's Bargain Outlet Holdings Inc.	2,702	238
* Tempur Sealy International Inc.	9,404	237
Fox Corp. Class B	8,285	235
Nexstar Media Group Inc. Class A	2,167	228
Aaron's Holdings Co. Inc.	3,473	219
* JetBlue Airways Corp.	14,442	218
* Skechers USA Inc. Class A	6,343	212
* Discovery Inc. Class A	7,830	211
* Grand Canyon Education Inc.	2,405	201
Ralph Lauren Corp. Class A	2,340	201
Gap Inc.	9,428	198
Wendy's Co.	8,946	197
Carter's Inc.	2,207	196
* Digital Turbine Inc.	4,341	195
* Crocs Inc.	3,312	195
Qurate Retail Group Inc. QVC Group Class A	18,624	195
* frontdoor Inc.	4,100	194
Foot Locker Inc.	5,104	191
Wingstop Inc.	1,483	189
* Fox Factory Holding Corp.	2,148	187
Choice Hotels International Inc.	1,867	186
Amerco	446	185
H&R Block Inc.	9,664	182
Wyndham Destinations Inc.	4,289	180
* Under Armour Inc. Class A	10,869	180
Murphy USA Inc.	1,390	178
* AutoNation Inc.	2,846	174
Dick's Sporting Goods Inc.	3,049	173
* National Vision Holdings Inc.	4,020	172
* Meritage Homes Corp.	1,867	168
* Madison Square Garden Sport Corp. Class A	966	164
WillScot Mobile Mini Holdings Corp. Class A	7,597	163
* Visteon Corp.	1,350	163
* Liberty Media Corp -Liberty SiriusXM Class A	3,943	161
Cracker Barrel Old Country Store Inc.	1,156	161
* Taylor Morrison Home Corp. Class A	6,315	160
* Stamps.com Inc.	849	159
Macy's Inc.	15,501	158
KB Home	4,404	155

* Cardlytics Inc.	1,285	153
TEGNA Inc.	10,500	151
Boyd Gaming Corp.	3,881	149
* Overstock.com Inc.	2,212	149
LCI Industries	1,175	148
Sabre Corp.	13,112	148
* Under Armour Inc. Class C	10,134	147
* Shake Shack Inc. Class A	1,755	143
American Eagle Outfitters Inc.	7,593	137
Nordstrom Inc.	5,249	136
* Adient plc	4,260	133
* TripAdvisor Inc.	5,102	133
Steven Madden Ltd.	4,085	129
Bed Bath & Beyond Inc.	6,107	128
Papa John's International Inc.	1,589	128
Hyatt Hotels Corp. Class A	1,754	126
Rush Enterprises Inc. Class A	3,242	124
Copa Holdings SA Class A	1,529	122
Strategic Education Inc.	1,291	121
* LGI Homes Inc.	1,116	121
* Dorman Products Inc.	1,305	121
Extended Stay America Inc.	8,772	120
Six Flags Entertainment Corp.	3,856	119
MDC Holdings Inc.	2,444	118
Goodyear Tire & Rubber Co.	11,256	117
Columbia Sportswear Co.	1,427	117
* TRI Pointe Group Inc.	6,660	116
* Hilton Grand Vacations Inc.	4,192	116
Dana Inc.	6,829	115
* Stitch Fix Inc. Class A	2,837	115
* Scientific Games Corp.	3,045	114
Wolverine World Wide Inc.	3,866	112
KAR Auction Services Inc.	6,168	111
Jack in the Box Inc.	1,182	109
Kontoor Brands Inc.	2,575	107
Brinker International Inc.	2,139	107
SkyWest Inc.	2,476	106
Big Lots Inc.	2,056	106
Allegiant Travel Co. Class A	624	106
PriceSmart Inc.	1,300	106
* iRobot Corp.	1,344	105
Penske Automotive Group Inc.	1,879	103
* Asbury Automotive Group Inc.	912	103
Herman Miller Inc.	2,864	102
Coty Inc. Class A	14,108	101
World Wrestling Entertainment Inc. Class A	2,332	100
Group 1 Automotive Inc.	843	100
* 2U Inc.	3,090	100
* Spirit Airlines Inc.	4,407	100
* Sleep Number Corp.	1,430	99
* Avis Budget Group Inc.	2,808	99
Cooper Tire & Rubber Co.	2,463	98
News Corp. Class B	5,349	95
Callaway Golf Co.	4,466	95
* Sonos Inc.	4,224	94
Graham Holdings Co. Class B	207	93
* Gentherm Inc.	1,581	90

* Urban Outfitters Inc.	3,221	88
* Skyline Champion Corp.	2,816	87
* SeaWorld Entertainment Inc.	3,067	86
Winnebago Industries Inc.	1,593	84
John Wiley & Sons Inc. Class A	2,402	83
Rent-A-Center Inc.	2,416	82
Cinemark Holdings Inc.	5,233	81
* Laureate Education Inc. Class A	5,632	80
La-Z-Boy Inc.	2,157	80
* Cavco Industries Inc.	442	80
* Gray Television Inc.	4,481	79
ODP Corp.	2,745	79
* Madison Square Garden Entertainment Corp. Class A	1,033	79
* Tupperware Brands Corp.	2,327	78
* Fitbit Inc. Class A	10,904	78
HNI Corp.	2,145	78
Sinclair Broadcast Group Inc. Class A	2,866	78
* Central Garden & Pet Co. Class A	2,110	78
Signet Jewelers Ltd.	2,483	75
* Adtalem Global Education Inc.	2,598	74
Monro Inc.	1,581	74
Bloomin' Brands Inc.	4,217	74
Cheesecake Factory Inc.	1,937	73
Red Rock Resorts Inc. Class A	3,179	69
* Knowles Corp.	4,026	68
* Glu Mobile Inc.	6,742	68
* Century Communities Inc.	1,520	68
* WW International Inc.	2,267	67
* Sally Beauty Holdings Inc.	5,775	66
* elf Beauty Inc.	3,002	65
* AMC Networks Inc. Class A	1,971	65
Acushnet Holdings Corp.	1,654	62
* Liberty Media Corp -Liberty Formula One Class A	1,639	62
Lennar Corp. Class B	1,013	62
Abercrombie & Fitch Co.	2,862	59
Dave & Buster's Entertainment Inc.	2,334	59
International Game Technology plc	4,559	57
* M/I Homes Inc.	1,243	57
* At Home Group Inc.	2,963	56
* Vista Outdoor Inc.	2,612	54
* Boot Barn Holdings Inc.	1,286	53
* Malibu Boats Inc. Class A	918	52
* Lions Gate Entertainment Corp. Class B	5,739	52
* Selectquote Inc.	2,330	50
Steelcase Inc. Class A	3,944	48
Sturm Ruger & Co. Inc.	769	47
Camping World Holdings Inc. Class A	1,523	47
* RealReal Inc.	3,321	46
Standard Motor Products Inc.	989	46
Dine Brands Global Inc.	725	46
Sonic Automotive Inc. Class A	1,092	44
* Liberty Media Corp -Liberty Braves Class C	1,756	44
Inter Parfums Inc.	807	44
Smith & Wesson Brands Inc.	2,757	43
Hawaiian Holdings Inc.	2,144	43
* Liberty Media Corp -Liberty Braves Class A	1,717	43
Oxford Industries Inc.	762	43

* K12 Inc.	1,808	42
* American Axle & Manufacturing Holdings Inc.	5,267	42
* G-III Apparel Group Ltd.	2,040	42
* GoPro Inc. Class A	5,781	40
Meredith Corp.	1,971	40
* Michaels Cos. Inc.	4,037	40
* Perdoceo Education Corp.	3,439	39
* GameStop Corp. Class A	2,338	39
* Lumber Liquidators Holdings Inc.	1,340	39
Matthews International Corp. Class A	1,447	39
Buckle Inc.	1,379	37
* QuinStreet Inc.	2,022	36
Guess? Inc.	2,104	35
* iHeartMedia Inc. Class A	2,912	35
* IMAX Corp.	2,337	35
* Quotient Technology Inc.	4,639	35
* Everi Holdings Inc.	3,218	34
* Cars.com Inc.	3,051	34
* Lions Gate Entertainment Corp. Class A	3,442	34
* Stoneridge Inc.	1,247	34
Bally's Corp.	751	33
* Universal Electronics Inc.	633	33
* Zumiez Inc.	870	32
EW Scripps Co. Class A	2,528	32
* Hibbett Sports Inc.	780	32
* Nautilus Inc.	1,504	32
Scholastic Corp.	1,330	32
* America's Car-Mart Inc.	300	31
Children's Place Inc.	722	31
* XPEL Inc.	818	31
* Denny's Corp.	2,643	30
Knoll Inc.	2,226	30
* Purple Innovation Inc. Class A	976	29
* BJ's Restaurants Inc.	877	29
* MarineMax Inc.	874	29
* Clean Energy Fuels Corp.	6,243	28
* Monarch Casino & Resort Inc.	510	28
Viad Corp.	931	28
* 1-800-Flowers.com Inc. Class A	1,174	28
* Green Brick Partners Inc.	1,257	27
Collectors Universe Inc.	344	27
* Tenneco Inc. Class A	2,412	26
Franchise Group Inc.	953	26
* Cooper-Standard Holdings Inc.	747	25
* Sportsman's Warehouse Holdings Inc.	1,801	25
* MSG Networks Inc.	1,966	24
* Accel Entertainment Inc. Class A	2,256	24
Designer Brands Inc. Class A	2,979	24
Haverty Furniture Cos. Inc.	843	23
* Fossil Group Inc.	2,115	22
Carriage Services Inc. Class A	812	22
Interface Inc. Class A	2,572	21
Dillard's Inc. Class A	456	21
Caleres Inc.	1,806	21
* Beazer Homes USA Inc.	1,425	21
* American Public Education Inc.	672	21
* Genesco Inc.	656	21

National Presto Industries Inc.	241	21
Ruth's Hospitality Group Inc.	1,298	20
Winmark Corp.	110	20
* VOXX International Corp.	1,524	20
Ethan Allen Interiors Inc.	1,055	19
* MasterCraft Boat Holdings Inc.	868	19
OneSpaWorld Holdings Ltd.	2,075	18
* Central Garden & Pet Co.	458	18
Escalade Inc.	943	18
* Chuy's Holdings Inc.	762	18
Kimball International Inc. Class B	1,634	18
Johnson Outdoors Inc. Class A	212	18
* Motorcar Parts of America Inc.	855	17
Shoe Carnival Inc.	462	17
* CarParts.com Inc.	1,079	16
Systemax Inc.	528	16
Hooker Furniture Corp.	521	16
* Gannett Co. Inc.	5,491	16
* El Pollo Loco Holdings Inc.	986	15
Citi Trends Inc.	455	15
* Houghton Mifflin Harcourt Co.	4,943	15
* Lindblad Expeditions Holdings Inc.	1,104	14
Clarus Corp.	973	14
* Golden Entertainment Inc.	831	14
* Lands' End Inc.	541	14
* Hudson Ltd. Class A	1,743	13
Entercom Communications Corp. Class A	5,480	13
* Turtle Beach Corp.	707	13
RCI Hospitality Holdings Inc.	442	13
* Lovesac Co.	402	13
* Del Taco Restaurants Inc.	1,417	13
* Daily Journal Corp.	46	12
* Aspen Group Inc.	977	12
* Fiesta Restaurant Group Inc.	999	12
Movado Group Inc.	690	12
* Liquidity Services Inc.	1,227	12
Marcus Corp.	986	12
* Red Robin Gourmet Burgers Inc.	573	12
Superior Group of Cos. Inc.	523	11
AMC Entertainment Holdings Inc. Class A	2,586	11
* Carrols Restaurant Group Inc.	1,595	11
* OneWater Marine Inc. Class A	384	11
* Conn's Inc.	963	11
Marine Products Corp.	684	11
Tilly's Inc. Class A	1,153	11
* Boston Omaha Corp. Class A	444	10
* Universal Technical Institute Inc.	1,543	10
* Liberty TripAdvisor Holdings Inc. Class A	3,517	10
* American Outdoor Brands Inc.	689	10
National CineMedia Inc.	2,831	10
* Noodles & Co.	1,193	9
Tribune Publishing Co.	780	9
* Akoustis Technologies Inc.	1,231	9
* Funko Inc. Class A	1,047	9
* Alta Equipment Group Inc.	1,007	9
Entravision Communications Corp. Class A	3,094	9
* Regis Corp.	1,046	9

	Cato Corp. Class A	1,098	9
*	Vera Bradley Inc.	1,033	9
	Rocky Brands Inc.	296	9
*	Container Store Group Inc.	911	8
*	Century Casinos Inc.	1,431	8
	Nathan's Famous Inc.	141	8
*	Lakeland Industries Inc.	395	8
	Chico's FAS Inc.	4,986	8
*	Eros STX Global Corp.	3,379	7
*	Bluegreen Vacations Holding Corp. Class A	562	7
	Lifetime Brands Inc.	528	7
*	PlayAGS Inc.	1,339	7
*	Duluth Holdings Inc.	427	6
*	Casper Sleep Inc.	986	6
*	Mesa Air Group Inc.	961	6
*	Fluent Inc.	1,630	6
	Hamilton Beach Brands Holding Co. Class A	282	5
*	Academy Sports & Outdoors Inc.	303	5
	Weyco Group Inc.	274	5
*	Gaia Inc.	465	5
*,^	Revlon Inc. Class A	358	5
	Emerald Holding Inc.	1,078	5
*	Express Inc.	2,792	4
*	Biglari Holdings Inc. Class B	37	4
	Saga Communications Inc. Class A	172	4
*	Legacy Housing Corp.	255	4
*	LiveXLive Media Inc.	1,466	4
*	Kura Sushi USA Inc. Class A	174	3
*	Leslie's Inc.	109	2
	Bluegreen Vacations Corp.	351	2
			301,386
Consumer Staples (5.2%)
	Procter & Gamble Co.	122,082	16,954
	PepsiCo Inc.	69,644	10,045
	Coca-Cola Co.	194,499	10,036
	Philip Morris International Inc.	78,453	5,943
	CVS Health Corp.	65,833	4,463
	Mondelez International Inc. Class A	70,889	4,073
	Altria Group Inc.	93,421	3,721
	Colgate-Palmolive Co.	42,324	3,625
	Kimberly-Clark Corp.	17,052	2,376
	General Mills Inc.	30,409	1,849
	Sysco Corp.	24,185	1,724
	Constellation Brands Inc. Class A	7,955	1,637
*	Monster Beverage Corp.	18,455	1,565
	McKesson Corp.	8,111	1,459
	Corteva Inc.	37,683	1,444
	Walgreens Boots Alliance Inc.	36,699	1,395
	Archer-Daniels-Midland Co.	27,520	1,370
	Clorox Co.	6,334	1,286
	Kroger Co.	38,826	1,281
	McCormick & Co. Inc.	6,254	1,169
	Hershey Co.	7,400	1,094
	Church & Dwight Co. Inc.	12,243	1,075
	Kraft Heinz Co.	32,541	1,072
	Tyson Foods Inc. Class A	14,433	941
	Conagra Brands Inc.	24,199	885

Kellogg Co.	12,684	811
AmerisourceBergen Corp. Class A	7,346	757
Brown-Forman Corp. Class B	8,822	712
Keurig Dr Pepper Inc.	22,387	682
Hormel Foods Corp.	13,889	655
J M Smucker Co.	5,492	644
Lamb Weston Holdings Inc.	7,301	528
Campbell Soup Co.	8,630	432
* Boston Beer Co. Inc. Class A	450	419
Bunge Ltd.	6,945	409
* Darling Ingredients Inc.	8,328	402
Molson Coors Beverage Co. Class B	8,717	401
* Beyond Meat Inc.	2,575	360
* US Foods Holding Corp.	10,972	345
Casey's General Stores Inc.	1,862	338
* Post Holdings Inc.	3,331	315
* Performance Food Group Co.	6,584	286
* Freshpet Inc.	1,921	263
Ingredion Inc.	3,370	260
* Helen of Troy Ltd.	1,255	253
* Herbalife Nutrition Ltd.	4,688	225
Flowers Foods Inc.	9,729	216
Brown-Forman Corp. Class A	2,665	196
WD-40 Co.	664	169
Lancaster Colony Corp.	965	163
* Hain Celestial Group Inc.	4,026	155
Sanderson Farms Inc.	1,018	139
Nu Skin Enterprises Inc. Class A	2,688	138
* Grocery Outlet Holding Corp.	3,519	136
* Sprouts Farmers Market Inc.	6,162	130
Energizer Holdings Inc.	3,063	128
Medifast Inc.	599	122
Primo Water Corp.	7,892	119
* TreeHouse Foods Inc.	2,703	111
J&J Snack Foods Corp.	735	107
* Simply Good Foods Co.	4,431	96
* Edgewell Personal Care Co.	2,597	90
B&G Foods Inc.	3,137	87
* Hostess Brands Inc. Class A	5,915	80
Vector Group Ltd.	6,667	75
Reynolds Consumer Products Inc.	2,369	72
* Celsius Holdings Inc.	2,147	69
Core-Mark Holding Co. Inc.	2,186	68
Coca-Cola Consolidated Inc.	231	60
* Cal-Maine Foods Inc.	1,499	59
* National Beverage Corp.	566	55
Universal Corp.	1,204	55
Calavo Growers Inc.	756	54
* GrowGeneration Corp.	1,534	54
Albertsons Cos. Inc. Class A	3,319	53
* United Natural Foods Inc.	2,844	49
* Pilgrim's Pride Corp.	2,452	46
* USANA Health Sciences Inc.	588	44
Seaboard Corp.	12	38
* BellRing Brands Inc. Class A	1,826	37
Fresh Del Monte Produce Inc.	1,449	37
ACCO Brands Corp.	4,402	34

* Rite Aid Corp.	2,526	33
PetMed Express Inc.	1,065	33
Andersons Inc.	1,392	32
SpartanNash Co.	1,612	30
John B Sanfilippo & Son Inc.	395	29
Weis Markets Inc.	588	28
MGP Ingredients Inc.	616	27
* Vital Farms Inc.	876	26
Ingles Markets Inc. Class A	679	26
* Chefs' Warehouse Inc.	1,073	25
Tootsie Roll Industries Inc.	772	24
Turning Point Brands Inc.	373	15
* HF Foods Group Inc.	1,690	13
* Landec Corp.	1,164	12
* Seneca Foods Corp. Class A	280	12
* NewAge Inc.	2,986	10
Limoneira Co.	661	10
Village Super Market Inc. Class A	353	8
* Veru Inc.	2,628	8
Oil-Dri Corp. of America	226	8
Natural Grocers by Vitamin Cottage Inc.	516	8
Alico Inc.	182	6
* Lifevantage Corp.	521	6
* Nature's Sunshine Products Inc.	392	5
* Farmer Bros Co.	505	2
* Calyxt Inc.	501	2
* Bridgford Foods Corp.	96	2
* Mission Produce Inc.	108	1
		95,761
Energy (2.3%)
Chevron Corp.	96,785	8,438
Exxon Mobil Corp.	212,572	8,105
ConocoPhillips	55,469	2,194
Schlumberger Ltd.	71,612	1,489
Kinder Morgan Inc.	97,744	1,406
EOG Resources Inc.	29,213	1,370
Phillips 66	21,894	1,326
Williams Cos. Inc.	60,817	1,276
Marathon Petroleum Corp.	32,471	1,263
Valero Energy Corp.	20,408	1,097
Pioneer Natural Resources Co.	8,221	827
ONEOK Inc.	22,007	789
Halliburton Co.	44,088	731
* Enphase Energy Inc.	5,265	719
Occidental Petroleum Corp.	43,290	682
* SolarEdge Technologies Inc.	2,442	679
Hess Corp.	13,901	656
* Cheniere Energy Inc.	11,506	652
Baker Hughes Co. Class A	32,662	611
Concho Resources Inc.	9,949	572
* Plug Power Inc.	18,355	484
* First Solar Inc.	4,562	426
Cabot Oil & Gas Corp.	19,573	343
Diamondback Energy Inc.	7,930	317
Devon Energy Corp.	19,473	272
Targa Resources Corp.	11,585	272
Apache Corp.	18,906	244

National Oilwell Varco Inc.	19,448	238
Marathon Oil Corp.	40,076	237
EQT Corp.	14,370	214
Parsley Energy Inc. Class A	14,546	182
HollyFrontier Corp.	7,506	176
Cimarex Energy Co.	4,875	175
Ovintiv Inc.	13,119	167
Equitrans Midstream Corp.	20,501	167
* WPX Energy Inc.	19,996	142
Arcosa Inc.	2,383	124
Helmerich & Payne Inc.	5,426	124
* Renewable Energy Group Inc.	1,962	114
* CNX Resources Corp.	11,500	108
* ChampionX Corp.	9,067	108
* FuelCell Energy Inc.	10,317	105
Antero Midstream Corp.	14,464	98
* SunPower Corp.	4,052	90
World Fuel Services Corp.	3,141	89
* Southwestern Energy Co.	28,183	88
* PDC Energy Inc.	4,812	80
Range Resources Corp.	10,521	77
Murphy Oil Corp.	7,251	73
Continental Resources Inc.	4,130	64
Cactus Inc.	2,579	60
* Ameresco Inc. Class A	1,318	59
Archrock Inc.	7,111	55
* Dril-Quip Inc.	1,914	54
* Transocean Ltd.	28,701	53
* Matador Resources Co.	5,077	52
* TPI Composites Inc.	1,280	52
* Antero Resources Corp.	11,875	47
* Golar LNG Ltd.	4,557	42
Warrior Met Coal Inc.	2,358	41
* Magnolia Oil & Gas Corp. Class A	6,487	41
Delek US Holdings Inc.	3,015	40
Kosmos Energy Ltd.	21,877	39
Patterson-UTI Energy Inc.	8,865	38
PBF Energy Inc. Class A	4,775	35
* Oceaneering International Inc.	4,683	28
* NOW Inc.	4,997	28
DMC Global Inc .	627	26
Arch Coal Inc. Class A	730	24
* Helix Energy Solutions Group Inc.	6,369	24
* Green Plains Inc.	1,580	23
Liberty Oilfield Services Inc. Class A	2,414	22
* American Superconductor Corp.	1,127	22
SM Energy Co.	5,110	22
* NexTier Oilfield Solutions Inc.	7,571	21
* ProPetro Holding Corp.	3,550	21
* MRC Global Inc.	3,521	20
* Frank's International NV	9,069	20
CVR Energy Inc.	1,359	19
* Bonanza Creek Energy Inc.	855	19
* REX American Resources Corp.	239	19
* Par Pacific Holdings Inc.	1,583	18
Nabors Industries Ltd.	315	17
* Tidewater Inc.	1,721	16

Brigham Minerals Inc. Class A	1,521	16
* Trecora Resources	2,311	16
SunCoke Energy Inc.	3,396	15
Solaris Oilfield Infrastructure Inc. Class A	2,249	15
* Oil States International Inc.	2,811	13
* Maxeon Solar Technologies Ltd.	506	12
* Select Energy Services Inc. Class A	2,683	11
* Matrix Service Co.	1,179	11
Berry Corp.	2,941	11
* National Energy Services Reunited Corp.	1,148	10
* W&T Offshore Inc.	4,405	9
* Talos Energy Inc.	965	8
* RPC Inc.	2,494	8
* Contango Oil & Gas Co.	4,537	8
* Tellurian Inc.	4,378	7
* Newpark Resources Inc.	4,225	6
* CONSOL Energy Inc.	1,183	6
* Exterran Corp.	1,475	6
* Array Technologies Inc.	137	6
* Bristow Group Inc.	238	5
* Penn Virginia Corp.	575	5
* Goodrich Petroleum Corp.	444	5
NACCO Industries Inc. Class A	190	5
Evolution Petroleum Corp.	1,382	4
Falcon Minerals Corp.	1,756	4
* Peabody Energy Corp.	2,864	4
* Earthstone Energy Inc. Class A	958	4
* Comstock Resources Inc.	667	3
* PrimeEnergy Resources Corp.	28	2
* Whiting Petroleum Corp.	66	2
		41,634
Financials (10.3%)
* Berkshire Hathaway Inc. Class B	96,104	21,999
JPMorgan Chase & Co.	151,976	17,915
Bank of America Corp.	387,966	10,925
Citigroup Inc.	104,778	5,770
BlackRock Inc.	7,372	5,148
Wells Fargo & Co.	188,190	5,147
S&P Global Inc.	12,121	4,264
Morgan Stanley	66,799	4,130
Goldman Sachs Group Inc.	16,701	3,851
Charles Schwab Corp.	72,047	3,514
Chubb Ltd.	22,580	3,338
Truist Financial Corp.	67,708	3,143
CME Group Inc.	17,890	3,131
US Bancorp	68,252	2,949
PNC Financial Services Group Inc.	21,251	2,934
Marsh & McLennan Cos. Inc.	25,328	2,904
Intercontinental Exchange Inc.	27,091	2,858
Progressive Corp.	29,297	2,552
Aon plc Class A	11,467	2,349
Moody's Corp.	8,181	2,310
IHS Markit Ltd.	19,834	1,973
MetLife Inc.	38,702	1,787
MSCI Inc. Class A	4,101	1,679
American International Group Inc.	43,304	1,665
Travelers Cos. Inc.	12,689	1,645

T. Rowe Price Group Inc.	11,352	1,628
Allstate Corp.	15,697	1,607
Bank of New York Mellon Corp.	40,101	1,569
Aflac Inc.	35,613	1,564
Prudential Financial Inc.	19,806	1,498
Willis Towers Watson plc	6,410	1,335
State Street Corp.	17,682	1,246
Discover Financial Services	15,457	1,177
First Republic Bank	8,589	1,113
Ameriprise Financial Inc.	5,980	1,108
Arthur J Gallagher & Co.	9,335	1,077
MarketAxess Holdings Inc.	1,857	1,001
KKR & Co. Inc.	26,360	1,000
Northern Trust Corp.	9,656	899
Fifth Third Bancorp	35,152	891
* SVB Financial Group	2,574	888
Broadridge Financial Solutions Inc.	5,703	838
Hartford Financial Services Group Inc.	18,044	798
M&T Bank Corp.	6,440	750
KeyCorp	48,428	749
Nasdaq Inc.	5,746	735
Regions Financial Corp.	47,628	727
Citizens Financial Group Inc.	22,198	725
Principal Financial Group Inc.	13,622	678
* Markel Corp.	680	662
* Arch Capital Group Ltd.	19,960	643
FactSet Research Systems Inc.	1,881	628
Huntington Bancshares Inc.	50,455	610
Cincinnati Financial Corp.	7,542	576
Annaly Capital Management Inc.	70,891	567
Ally Financial Inc.	19,012	564
Raymond James Financial Inc.	6,160	560
Brown & Brown Inc.	11,583	522
Equitable Holdings Inc.	20,391	518
Loews Corp.	12,170	510
Cboe Global Markets Inc.	5,516	504
Fidelity National Financial Inc.	13,793	496
Globe Life Inc.	5,279	491
Lincoln National Corp.	9,744	460
W R Berkley Corp.	7,008	456
Everest Re Group Ltd.	1,989	452
AGNC Investment Corp.	27,677	423
Voya Financial Inc.	7,110	410
RenaissanceRe Holdings Ltd.	2,464	406
Reinsurance Group of America Inc.	3,471	400
Alleghany Corp.	695	400
Assurant Inc.	3,024	390
Eaton Vance Corp.	5,731	384
Apollo Global Management LLC	8,420	367
LPL Financial Holdings Inc.	4,034	366
Comerica Inc.	6,857	337
Commerce Bancshares Inc.	5,101	336
American Financial Group Inc.	3,731	334
First Horizon Corp.	26,182	320
Invesco Ltd.	19,466	316
Zions Bancorp NA	8,156	315
SEI Investments Co.	5,917	312

Franklin Resources Inc.	13,786	303
East West Bancorp Inc.	7,080	302
Prosperity Bancshares Inc.	4,597	289
Erie Indemnity Co. Class A	1,266	286
Signature Bank	2,538	285
First American Financial Corp.	5,494	266
People's United Financial Inc.	21,327	264
Jefferies Financial Group Inc.	11,628	264
* Athene Holding Ltd. Class A	5,905	262
Primerica Inc.	2,008	262
TCF Financial Corp.	7,646	257
Old Republic International Corp.	14,144	253
Synovus Financial Corp.	7,879	249
Starwood Property Trust Inc.	13,552	243
Tradeweb Markets Inc. Class A	4,039	241
Kinsale Capital Group Inc.	991	238
Essent Group Ltd.	5,396	237
Kemper Corp.	3,148	236
Western Alliance Bancorp	4,538	233
Cullen/Frost Bankers Inc.	2,714	228
Apartment Investment and Management Co.	7,501	228
South State Corp.	3,374	224
Morningstar Inc.	1,110	222
Stifel Financial Corp.	3,184	221
Unum Group	9,859	219
Ares Management Corp. Class A	4,763	215
New York Community Bancorp Inc.	21,769	211
Popular Inc.	4,331	210
First Financial Bankshares Inc.	6,209	208
Affiliated Managers Group Inc.	2,365	206
Hanover Insurance Group Inc.	1,812	204
SLM Corp.	18,896	200
Axis Capital Holdings Ltd.	3,983	200
MGIC Investment Corp.	16,560	198
Pinnacle Financial Partners Inc.	3,615	196
New Residential Investment Corp.	21,034	195
Houlihan Lokey Inc. Class A	2,948	191
Interactive Brokers Group Inc.	3,599	190
Valley National Bancorp	20,431	187
United Bankshares Inc.	6,371	187
RLI Corp.	1,948	186
Lazard Ltd. Class A	4,881	182
Radian Group Inc.	9,635	182
Glacier Bancorp Inc.	4,436	181
* Cannae Holdings Inc.	4,573	180
* Brighthouse Financial Inc.	5,115	180
First Citizens BancShares Inc. Class A	338	179
Selective Insurance Group Inc.	2,797	173
Evercore Inc. Class A	1,858	169
Webster Financial Corp.	4,462	169
Blackstone Mortgage Trust Inc. Class A	6,457	168
Bank OZK	5,903	165
CNO Financial Group Inc.	7,458	159
Wintrust Financial Corp.	2,900	158
Carlyle Group Inc.	5,535	157
CIT Group Inc.	4,594	154
Sterling Bancorp	9,605	153

Community Bank System Inc.	2,449	152
Umpqua Holdings Corp.	10,900	151
Spectrum Brands Holdings Inc.	2,255	151
* Credit Acceptance Corp.	499	149
* LendingTree Inc.	569	145
UMB Financial Corp.	2,111	144
White Mountains Insurance Group Ltd.	149	143
Bank of Hawaii Corp.	1,907	143
Associated Banc-Corp	9,304	143
Home BancShares Inc.	7,617	141
* Trupanion Inc.	1,384	140
FNB Corp.	15,688	139
First Hawaiian Inc.	6,314	138
Hamilton Lane Inc. Class A	1,969	138
* Texas Capital Bancshares Inc.	2,413	135
Assured Guaranty Ltd.	4,473	135
PacWest Bancorp	5,741	134
BankUnited Inc.	4,598	131
PennyMac Financial Services Inc.	2,270	131
Old National Bancorp	8,219	130
FirstCash Inc.	2,000	128
* NMI Holdings Inc. Class A	5,781	127
Simmons First National Corp. Class A	6,433	125
Federated Hermes Inc. Class B	4,661	125
OneMain Holdings Inc.	3,193	125
CVB Financial Corp.	6,475	123
BancorpSouth Bank	4,838	123
Cathay General Bancorp	4,268	121
Ameris Bancorp	3,542	120
* Rocket Cos. Inc. Class A	5,806	120
Flagstar Bancorp Inc.	3,407	119
Hancock Whitney Corp.	4,205	118
Atlantic Union Bankshares Corp.	3,902	117
Independent Bank Group Inc.	2,067	116
American Equity Investment Life Holding Co.	4,369	115
National General Holdings Corp.	3,364	115
BOK Financial Corp.	1,668	112
* Genworth Financial Inc. Class A	24,563	112
Columbia Banking System Inc.	3,518	111
Artisan Partners Asset Management Inc. Class A	2,456	111
Independent Bank Corp.	1,628	110
* Enstar Group Ltd.	573	108
First Merchants Corp.	3,254	108
Pacific Premier Bancorp Inc.	3,761	108
ServisFirst Bancshares Inc.	2,825	107
Walker & Dunlop Inc.	1,332	107
Investors Bancorp Inc.	10,945	106
Moelis & Co. Class A	2,609	102
1st Source Corp.	2,685	100
Fulton Financial Corp.	7,851	97
WSFS Financial Corp.	2,520	96
* eHealth Inc.	1,258	96
Capitol Federal Financial Inc.	7,695	95
PennyMac Mortgage Investment Trust	5,537	95
* Axos Financial Inc.	2,821	95
WesBanco Inc.	3,289	94
First Midwest Bancorp Inc.	6,681	93

United Community Banks Inc.	3,884	93
* PRA Group Inc.	2,226	93
* Mr Cooper Group Inc.	3,466	92
Chimera Investment Corp.	8,988	92
First Busey Corp.	4,544	91
Washington Federal Inc.	3,884	91
International Bancshares Corp.	2,782	90
Navient Corp.	9,450	89
Santander Consumer USA Holdings Inc.	3,985	88
Cohen & Steers Inc.	1,229	87
Renasant Corp.	2,776	86
Bank of NT Butterfield & Son Ltd.	2,699	85
Banner Corp.	2,060	85
PJT Partners Inc.	1,226	85
First BanCorp	10,645	85
Piper Sandler Cos.	900	83
Cadence BanCorp Class A	5,938	83
MFA Financial Inc.	22,244	82
Horace Mann Educators Corp.	2,061	82
Hilltop Holdings Inc.	3,407	82
Northwest Bancshares Inc.	6,932	82
New York Mortgage Trust Inc.	23,297	82
Two Harbors Investment Corp.	13,100	82
Apollo Commercial Real Estate Finance Inc.	7,551	81
Trustmark Corp.	3,223	80
Park National Corp.	791	80
First Financial Bancorp	4,860	78
NBT Bancorp Inc.	2,575	77
Towne Bank	3,351	73
First Interstate BancSystem Inc. Class A	1,890	72
Westamerica BanCorp	1,296	71
Heartland Financial USA Inc.	1,812	71
Goosehead Insurance Inc. Class A	573	71
Virtu Financial Inc. Class A	3,032	69
James River Group Holdings Ltd.	1,472	67
Stock Yards Bancorp Inc.	1,668	66
Hope Bancorp Inc.	6,915	66
Sandy Spring Bancorp Inc.	2,194	65
Lakeland Financial Corp.	1,267	64
Broadmark Realty Capital Inc.	6,310	64
Arbor Realty Trust Inc.	4,801	64
City Holding Co.	973	64
Argo Group International Holdings Ltd.	1,622	64
* BRP Group Inc. Class A	2,118	62
* Seacoast Banking Corp. of Florida	2,424	61
* Lemonade Inc.	882	61
First Commonwealth Financial Corp.	6,255	60
* Palomar Holdings Inc.	912	60
Mercury General Corp.	1,337	59
BGC Partners Inc. Class A	13,954	58
Horizon Bancorp Inc.	3,980	57
Eagle Bancorp Inc.	1,522	56
Nelnet Inc. Class A	823	56
* Focus Financial Partners Inc. Class A	1,406	56
Virtus Investment Partners Inc.	310	55
* eXp World Holdings Inc.	1,030	55
Brightsphere Investment Group Inc.	3,102	55

iStar Inc.	3,794	54
Waddell & Reed Financial Inc. Class A	3,243	53
Meta Financial Group Inc.	1,609	53
Arrow Financial Corp.	1,788	53
Independent Bank Corp.	3,117	53
Brookline Bancorp Inc.	4,650	53
AMERISAFE Inc.	955	52
Provident Financial Services Inc.	3,330	52
Safety Insurance Group Inc.	716	51
Veritex Holdings Inc.	2,335	51
S&T Bancorp Inc.	2,237	50
* Encore Capital Group Inc.	1,447	49
BancFirst Corp.	893	48
Live Oak Bancshares Inc.	1,158	48
Redwood Trust Inc.	5,487	47
* Triumph Bancorp Inc.	1,044	47
CNA Financial Corp.	1,363	47
* StoneX Group Inc.	763	47
Stewart Information Services Corp.	1,114	47
Employers Holdings Inc.	1,505	46
Bryn Mawr Bank Corp.	1,537	46
Ladder Capital Corp. Class A	4,899	45
Southside Bancshares Inc.	1,499	44
FB Financial Corp.	1,351	43
First Bancorp	1,362	43
National Bank Holdings Corp. Class A	1,324	43
Great Western Bancorp Inc.	2,564	42
Tompkins Financial Corp.	662	42
TriCo Bancshares	1,261	41
ProAssurance Corp.	2,514	40
TFS Financial Corp.	2,317	40
Anworth Mortgage Asset Corp.	18,453	40
Peoples Bancorp Inc.	1,587	40
Heritage Financial Corp.	1,699	40
Ellington Financial Inc.	2,699	39
OceanFirst Financial Corp.	2,440	38
OFG Bancorp	2,276	38
Enterprise Financial Services Corp.	1,114	38
Mercantile Bank Corp.	1,514	38
Northfield Bancorp Inc.	3,353	37
German American Bancorp Inc.	1,148	37
Premier Financial Corp.	1,756	36
B Riley Financial Inc.	992	36
Kearny Financial Corp.	3,594	36
Heritage Commerce Corp.	4,170	35
Waterstone Financial Inc.	1,997	35
Berkshire Hills Bancorp Inc.	2,113	35
HomeStreet Inc.	1,062	34
TPG RE Finance Trust Inc.	3,218	33
* GoHealth Inc. Class A	3,130	33
* Third Point Reinsurance Ltd.	3,446	33
United Fire Group Inc.	1,500	33
* Enova International Inc.	1,566	33
First Community Bankshares Inc.	1,553	33
* Columbia Financial Inc.	2,156	31
First Foundation Inc.	1,730	31
* Ambac Financial Group Inc.	2,089	31

Invesco Mortgage Capital Inc.	9,195	31
Dynex Capital Inc.	1,722	30
* Watford Holdings Ltd.	871	30
Cowen Inc. Class A	1,261	30
* Silvergate Capital Corp. Class A	847	30
Meridian Bancorp Inc.	2,159	29
American National Group Inc.	347	29
* World Acceptance Corp.	252	28
Allegiance Bancshares Inc.	898	28
ARMOUR Residential REIT Inc.	2,686	28
Boston Private Financial Holdings Inc.	3,878	28
Federal Agricultural Mortgage Corp. Class C	408	28
HarborOne Bancorp Inc.	2,803	28
Banc of California Inc.	2,056	27
* Nicolet Bankshares Inc.	409	27
ConnectOne Bancorp Inc.	1,530	27
* Bancorp Inc.	2,287	27
Washington Trust Bancorp Inc.	681	27
TrustCo Bank Corp. NY	4,372	27
WisdomTree Investments Inc.	6,122	26
Hanmi Financial Corp.	2,538	25
Community Trust Bancorp Inc.	731	25
* LendingClub Corp.	3,046	24
Preferred Bank	659	24
Capstead Mortgage Corp.	4,295	24
Ames National Corp.	1,114	24
Camden National Corp.	697	24
QCR Holdings Inc.	682	24
Univest Financial Corp.	1,295	24
First Financial Corp.	616	23
Bank of Marin Bancorp	672	23
FBL Financial Group Inc. Class A	441	23
* Customers Bancorp Inc.	1,339	23
Great Southern Bancorp Inc.	490	22
* CrossFirst Bankshares Inc.	2,441	22
Granite Point Mortgage Trust Inc.	2,392	22
Origin Bancorp Inc.	859	22
Banco Latinoamericano de Comercio Exterior SA	1,469	22
Central Pacific Financial Corp.	1,299	21
* MBIA Inc.	3,342	21
* MoneyGram International Inc.	3,115	21
KKR Real Estate Finance Trust Inc.	1,156	21
Altabancorp	757	21
Dime Community Bancshares Inc.	1,428	21
Byline Bancorp Inc.	1,322	20
First Mid Bancshares Inc.	671	20
First Bancshares Inc.	734	20
Diamond Hill Investment Group Inc.	144	20
National Western Life Group Inc. Class A	105	20
Lakeland Bancorp Inc.	1,615	19
Peapack-Gladstone Financial Corp.	879	19
First of Long Island Corp.	1,149	19
Ready Capital Corp.	1,492	19
Universal Insurance Holdings Inc.	1,363	19
Bank First Corp.	266	18
CBTX Inc.	837	18
Independence Holding Co.	445	18

Flushing Financial Corp.	1,232	17
* TriState Capital Holdings Inc.	1,170	17
* Oportun Financial Corp.	992	17
Republic Bancorp Inc. Class A	475	17
Midland States Bancorp Inc.	979	17
Alerus Financial Corp.	672	16
Bridge Bancorp Inc.	713	16
Bar Harbor Bankshares	685	16
Orchid Island Capital Inc.	2,857	15
HCI Group Inc.	293	15
Sierra Bancorp	691	15
* Assetmark Financial Holdings Inc.	635	15
* Atlantic Capital Bancshares Inc.	1,057	15
Farmers National Banc Corp.	1,180	15
Capital City Bank Group Inc.	627	14
Financial Institutions Inc.	688	14
West BanCorp Inc.	714	14
Oppenheimer Holdings Inc. Class A	466	14
* Amerant Bancorp Inc.	925	14
* Equity Bancshares Inc. Class A	671	14
Cambridge Bancorp	198	13
* International Money Express Inc.	845	13
Heritage Insurance Holdings Inc.	1,286	13
* Citizens Inc. Class A	2,096	13
Old Second Bancorp Inc.	1,349	13
Hingham Institution For Savings The	57	12
CNB Financial Corp.	633	12
MidWestOne Financial Group Inc.	533	12
PCSB Financial Corp.	778	12
Peoples Financial Services Corp.	314	12
Sculptor Capital Management Inc. Class A	839	12
RBB Bancorp	793	12
State Auto Financial Corp.	782	12
HomeTrust Bancshares Inc.	686	12
American National Bankshares Inc.	443	12
Red River Bancshares Inc.	231	11
First Northwest Bancorp	763	11
Southern Missouri Bancorp Inc.	377	11
Business First Bancshares Inc.	603	11
* EZCORP Inc. Class A	2,205	11
* Southern First Bancshares Inc.	344	11
Farmers & Merchants Bancorp Inc.	476	11
Investors Title Co.	63	11
Civista Bancshares Inc.	636	11
Enterprise Bancorp Inc.	409	11
Summit Financial Group Inc.	505	11
Southern National Bancorp of Virginia Inc.	966	11
Ellington Residential Mortgage REIT	865	11
Greenhill & Co. Inc.	808	11
Penns Woods Bancorp Inc.	410	10
Guaranty Bancshares Inc.	362	10
Merchants Bancorp	390	10
Spirit of Texas Bancshares Inc.	662	10
Home Bancorp Inc.	368	10
First Internet Bancorp	401	10
Northrim BanCorp Inc.	322	10
Metrocity Bankshares Inc.	735	10

MVB Financial Corp.	495	10
First Bancorp Inc.	411	10
Regional Management Corp.	367	10
Macatawa Bank Corp.	1,254	10
ChoiceOne Financial Services Inc.	328	10
Carter Bankshares Inc.	1,037	10
FS Bancorp Inc.	180	10
Century Bancorp Inc. Class A	129	10
* Metropolitan Bank Holding Corp.	284	9
* BayCom Corp.	651	9
SmartFinancial Inc.	526	9
First Capital Inc.	139	9
* California BanCorp	570	9
First Bank	979	9
SB Financial Group Inc.	526	9
* Greenlight Capital Re Ltd. Class A	1,163	9
* Select Bancorp Inc.	975	9
Luther Burbank Corp.	906	9
Citizens & Northern Corp.	489	9
Middlefield Banc Corp.	394	8
* Howard Bancorp Inc.	678	8
South Plains Financial Inc.	474	8
County Bancorp Inc.	384	8
National Bankshares Inc.	273	8
Timberland Bancorp Inc.	344	8
Orrstown Financial Services Inc.	508	8
Shore Bancshares Inc.	590	8
Great Ajax Corp.	814	8
LCNB Corp.	543	8
Investar Holding Corp.	488	8
Bank of Commerce Holdings	843	8
Reliant Bancorp Inc.	442	8
Territorial Bancorp Inc.	350	8
Premier Financial Bancorp Inc.	586	8
Capstar Financial Holdings Inc.	632	8
Western New England Bancorp Inc.	1,132	8
* Coastal Financial Corp.	380	7
Northeast Bank	343	7
Norwood Financial Corp.	274	7
Richmond Mutual BanCorp Inc.	588	7
Parke Bancorp Inc.	511	7
Hawthorn Bancshares Inc.	329	7
Citizens Holding Co.	348	7
Bank of Princeton	298	7
Amalgamated Bank Class A	558	7
First Choice Bancorp	428	7
Fidelity D&D Bancorp Inc.	119	7
* FVCBankcorp Inc.	527	7
ESSA Bancorp Inc.	428	7
ACNB Corp.	271	7
Protective Insurance Corp. Class B	471	7
Donegal Group Inc. Class A	470	7
BCB Bancorp Inc.	642	7
Community Bankers Trust Corp.	1,001	7
Codorus Valley Bancorp Inc.	381	6
Western Asset Mortgage Capital Corp.	2,083	6
Curo Group Holdings Corp.	734	6

Crawford & Co. Class A	861	6
FNCB Bancorp Inc.	938	6
* Republic First Bancorp Inc.	1,992	6
Mid Penn Bancorp Inc.	259	6
Auburn National BanCorp Inc.	143	6
Evans Bancorp Inc.	221	6
HBT Financial Inc.	424	6
Community Financial Corp.	215	6
Colony Bankcorp Inc.	410	6
PCB Bancorp	536	6
Unity Bancorp Inc.	326	6
Bankwell Financial Group Inc.	312	6
Oak Valley Bancorp	316	6
C&F Financial Corp.	149	6
* Capital Bancorp Inc.	468	6
Peoples Bancorp of North Carolina Inc.	222	6
Silvercrest Asset Management Group Inc. Class A	407	5
Chemung Financial Corp.	161	5
* MMA Capital Holdings Inc.	215	5
Level One Bancorp Inc.	280	5
Prudential Bancorp Inc.	401	5
* Pioneer Bancorp Inc.	500	5
* MainStreet Bancshares Inc.	318	5
Safeguard Scientifics Inc.	794	5
Franklin Financial Services Corp.	177	5
Riverview Bancorp Inc.	953	5
Westwood Holdings Group Inc.	419	5
OP Bancorp	676	5
Arlington Asset Investment Corp. Class A	1,511	5
Pzena Investment Management Inc. Class A	726	5
United Security Bancshares	683	5
Mackinac Financial Corp.	389	5
Ohio Valley Banc Corp.	205	5
Provident Financial Holdings Inc.	318	5
Marlin Business Services Corp.	429	4
United Insurance Holdings Corp.	914	4
Provident Bancorp Inc.	389	4
* ProSight Global Inc.	306	4
* Altisource Portfolio Solutions SA	283	4
First Guaranty Bancshares Inc.	218	4
Sterling Bancorp Inc.	879	3
* Esquire Financial Holdings Inc.	174	3
GAMCO Investors Inc. Class A	224	3
FedNat Holding Co.	541	3
* PDL Community Bancorp	273	3
* StepStone Group Inc. Class A	79	2
Bank7 Corp.	100	1
* Root Inc. Class A	38	1
		189,009
Health Care (13.4%)
Johnson & Johnson	132,498	19,170
UnitedHealth Group Inc.	47,453	15,960
Pfizer Inc.	279,192	10,696
Merck & Co. Inc.	127,174	10,224
Abbott Laboratories	86,971	9,412
AbbVie Inc.	88,429	9,248
Thermo Fisher Scientific Inc.	19,807	9,210

Medtronic plc	67,573	7,683
Bristol-Myers Squibb Co.	113,835	7,103
Danaher Corp.	31,473	7,070
Amgen Inc.	29,653	6,584
Eli Lilly and Co.	42,343	6,167
* Intuitive Surgical Inc.	5,816	4,223
Stryker Corp.	17,412	4,064
Anthem Inc.	12,671	3,947
Zoetis Inc.	23,932	3,838
Gilead Sciences Inc.	63,111	3,829
Cigna Corp.	18,195	3,805
Becton Dickinson and Co.	13,856	3,254
* Vertex Pharmaceuticals Inc.	12,915	2,941
Humana Inc.	6,626	2,654
* Edwards Lifesciences Corp.	31,027	2,603
* Regeneron Pharmaceuticals Inc.	4,826	2,490
* Boston Scientific Corp.	71,938	2,385
* Illumina Inc.	7,376	2,376
* Moderna Inc.	14,363	2,194
HCA Healthcare Inc.	13,429	2,016
* IDEXX Laboratories Inc.	4,236	1,953
Baxter International Inc.	25,590	1,947
* Biogen Inc.	7,952	1,910
* Align Technology Inc.	3,916	1,885
* Veeva Systems Inc. Class A	6,753	1,870
Agilent Technologies Inc.	15,543	1,817
* Centene Corp.	28,835	1,778
* IQVIA Holdings Inc.	9,564	1,616
Zimmer Biomet Holdings Inc.	10,391	1,550
ResMed Inc.	7,219	1,513
* DexCom Inc.	4,596	1,469
* Alexion Pharmaceuticals Inc.	10,683	1,304
Cerner Corp.	15,084	1,129
* Teladoc Health Inc.	5,301	1,054
* Seagen Inc.	6,056	1,031
* Viatris Inc.	60,340	1,015
West Pharmaceutical Services Inc.	3,651	1,005
* Laboratory Corp. of America Holdings	4,840	967
* Exact Sciences Corp.	7,420	898
* Hologic Inc.	12,969	897
Teleflex Inc.	2,316	886
* Insulet Corp.	3,295	849
Quest Diagnostics Inc.	6,654	825
Cooper Cos. Inc.	2,440	818
STERIS plc	4,181	810
* Catalent Inc.	8,426	810
Cardinal Health Inc.	14,726	804
* Varian Medical Systems Inc.	4,585	798
* Incyte Corp.	9,071	767
* Alnylam Pharmaceuticals Inc.	5,695	740
PerkinElmer Inc.	5,499	731
* BioMarin Pharmaceutical Inc.	9,068	714
* Avantor Inc.	25,500	696
* Horizon Therapeutics plc	9,572	674
* Masimo Corp.	2,474	630
* Novocure Ltd.	4,942	621
* ABIOMED Inc.	2,224	610

* Elanco Animal Health Inc.	19,876	608
* Molina Healthcare Inc.	2,957	604
* Charles River Laboratories International Inc.	2,472	580
Bio-Techne Corp.	1,890	573
* Bio-Rad Laboratories Inc. Class A	1,050	565
Dentsply Sirona Inc.	11,087	564
* QIAGEN NV	11,284	545
* Sarepta Therapeutics Inc.	3,702	521
* Guardant Health Inc.	4,181	506
* Repligen Corp.	2,634	500
Universal Health Services Inc. Class B	3,753	490
* Mirati Therapeutics Inc.	2,054	489
* Henry Schein Inc.	7,219	464
* DaVita Inc.	4,166	458
* 10X Genomics Inc. Class A	2,904	445
* Neurocrine Biosciences Inc.	4,622	439
* Novavax Inc.	3,091	431
Encompass Health Corp.	4,858	391
* Ultragenyx Pharmaceutical Inc.	3,261	387
* Jazz Pharmaceuticals plc	2,720	383
* Amedisys Inc.	1,559	382
Chemed Corp.	791	378
* Penumbra Inc.	1,695	376
* Quidel Corp.	1,846	360
* PRA Health Sciences Inc.	3,194	358
* Ionis Pharmaceuticals Inc.	6,520	329
* iRhythm Technologies Inc.	1,340	328
Perrigo Co. plc	6,768	326
* Acceleron Pharma Inc.	2,727	322
Hill-Rom Holdings Inc.	3,373	320
* Arrowhead Pharmaceuticals Inc.	5,103	319
* ACADIA Pharmaceuticals Inc.	5,548	314
* Natera Inc.	3,454	305
* Exelixis Inc.	15,554	298
* LHC Group Inc.	1,510	296
* Blueprint Medicines Corp.	2,729	295
* United Therapeutics Corp.	2,207	293
* HealthEquity Inc.	4,025	289
* Invitae Corp.	5,771	287
* Amicus Therapeutics Inc.	12,487	286
* Tandem Diabetes Care Inc.	3,026	284
* PPD Inc.	8,110	284
* Haemonetics Corp.	2,465	278
* Halozyme Therapeutics Inc.	7,027	275
Bruker Corp.	5,391	273
* Nevro Corp.	1,643	265
* Iovance Biotherapeutics Inc.	6,685	259
* Inspire Medical Systems Inc.	1,312	244
* NeoGenomics Inc.	5,100	243
* Envista Holdings Corp.	7,963	237
* Syneos Health Inc.	3,545	233
* Turning Point Therapeutics Inc.	2,169	231
* Omnicell Inc.	2,134	224
* Fate Therapeutics Inc.	3,819	223
Royalty Pharma plc Class A	5,157	220
* Globus Medical Inc.	3,651	219
* Biohaven Pharmaceutical Holding Co. Ltd.	2,415	215

* Kodiak Sciences Inc.	1,523	208
* Insmed Inc.	5,079	198
* Neogen Corp.	2,620	194
* PTC Therapeutics Inc.	3,090	193
* Denali Therapeutics Inc.	3,146	192
* Arena Pharmaceuticals Inc.	2,881	190
* Integra LifeSciences Holdings Corp.	3,428	188
* Veracyte Inc.	3,430	187
* Bridgebio Pharma Inc.	3,659	184
* Sage Therapeutics Inc.	2,462	182
* Reata Pharmaceuticals Inc. Class A	1,179	180
* Acadia Healthcare Co. Inc.	4,242	180
* Emergent BioSolutions Inc.	2,197	180
* TG Therapeutics Inc .	6,106	179
Ensign Group Inc.	2,460	177
* ICU Medical Inc.	935	176
* Adaptive Biotechnologies Corp.	3,620	175
* Twist Bioscience Corp.	1,555	174
* Medpace Holdings Inc.	1,337	172
* FibroGen Inc.	4,114	170
* STAAR Surgical Co.	2,249	160
* Tenet Healthcare Corp.	4,971	156
* 1Life Healthcare Inc.	4,500	148
* Apellis Pharmaceuticals Inc.	3,098	146
* Merit Medical Systems Inc.	2,616	144
* Agios Pharmaceuticals Inc.	3,090	143
* Glaukos Corp.	2,117	143
* Bluebird Bio Inc.	3,230	142
* Nektar Therapeutics Class A	8,645	142
* Pacific Biosciences of California Inc.	8,820	139
* Shockwave Medical Inc.	1,424	139
* Alkermes plc	7,622	139
CONMED Corp.	1,320	134
* Beam Therapeutics Inc.	2,663	133
* HMS Holdings Corp.	4,193	132
* Select Medical Holdings Corp.	5,395	130
* Global Blood Therapeutics Inc.	2,822	130
* Allakos Inc.	1,197	128
* REVOLUTION Medicines Inc.	2,928	128
* CareDx Inc.	2,218	127
* LivaNova plc	2,350	124
* Pacira BioSciences Inc.	2,001	121
* ChemoCentryx Inc.	2,188	121
* Xencor Inc.	2,796	118
* Relay Therapeutics Inc.	2,185	116
* NuVasive Inc.	2,500	116
* Integer Holdings Corp.	1,601	115
* Deciphera Pharmaceuticals Inc.	1,850	114
Patterson Cos. Inc.	3,943	109
Cantel Medical Corp.	1,799	107
* Corcept Therapeutics Inc.	4,705	107
Premier Inc. Class A	2,962	105
* Axsome Therapeutics Inc.	1,433	104
* R1 RCM Inc.	4,997	101
* Immunovant Inc.	2,050	101
* Prestige Consumer Healthcare Inc.	2,777	99
* Avanos Medical Inc.	2,326	99

*	NanoString Technologies Inc.	1,899	94
*	Kura Oncology Inc.	2,592	94
*,^	Sorrento Therapeutics Inc.	11,393	93
*	Magellan Health Inc.	1,172	93
*	REGENXBIO Inc.	2,584	90
*	Vir Biotechnology Inc.	2,807	89
*	BioTelemetry Inc.	1,594	88
*	AtriCure Inc.	2,024	88
*,^	Inovio Pharmaceuticals Inc.	7,157	87
*	Intellia Therapeutics Inc.	2,222	87
*	Ironwood Pharmaceuticals Inc. Class A	7,569	87
*	Silk Road Medical Inc.	1,521	87
*	OPKO Health Inc.	18,713	87
	Healthcare Services Group Inc.	3,666	87
*	Editas Medicine Inc.	2,793	85
*	Seres Therapeutics Inc.	3,086	85
*	Translate Bio Inc.	3,827	85
*	Dicerna Pharmaceuticals Inc.	3,325	84
*	MEDNAX Inc.	4,059	82
*	Heron Therapeutics Inc.	4,537	79
*	Karuna Therapeutics Inc.	766	76
*	Y-mAbs Therapeutics Inc.	1,497	76
*	Phreesia Inc.	1,707	75
*	Revance Therapeutics Inc.	3,084	74
*	Allogene Therapeutics Inc.	2,376	74
	Owens & Minor Inc.	2,835	73
*	Generation Bio Co.	1,505	73
*	Providence Service Corp.	533	72
*	Atara Biotherapeutics Inc.	3,061	71
*	Addus HomeCare Corp.	704	70
*	Axonics Modulation Technologies Inc.	1,549	68
*	SpringWorks Therapeutics Inc.	1,029	67
*	Intra-Cellular Therapies Inc.	2,824	67
*	Inovalon Holdings Inc. Class A	3,523	66
*	Allovir Inc.	1,583	63
*	Ligand Pharmaceuticals Inc.	741	63
*	Epizyme Inc.	4,528	62
*	Forma Therapeutics Holdings Inc.	1,421	62
*	Scholar Rock Holding Corp.	1,237	62
	US Physical Therapy Inc.	579	62
*	Zogenix Inc.	2,860	61
*	Karyopharm Therapeutics Inc.	3,592	61
*	Accolade Inc.	1,171	61
*	Sangamo Therapeutics Inc.	6,040	60
*	Berkeley Lights Inc.	716	59
*	Cardiovascular Systems Inc.	1,699	59
*	Arcturus Therapeutics Holdings Inc.	636	58
*	Mersana Therapeutics Inc.	2,290	58
*	Pennant Group Inc.	1,148	58
*	Myriad Genetics Inc.	3,281	58
*	Cerus Corp.	8,581	57
*	MacroGenics Inc.	2,460	57
*	Health Catalyst Inc.	1,589	57
*	ALX Oncology Holdings Inc.	719	55
*	Rocket Pharmaceuticals Inc.	1,780	55
*	AdaptHealth Corp. Class A	1,838	55
*	Coherus Biosciences Inc.	2,959	55

* Vericel Corp	2,042	52
* Rhythm Pharmaceuticals Inc.	1,683	52
* Adverum Biotechnologies Inc.	3,808	52
* Endo International plc	10,155	52
* Athenex Inc.	3,771	51
* Replimune Group Inc.	992	51
* Evolent Health Inc. Class A	3,469	50
* Supernus Pharmaceuticals Inc.	2,360	50
* Intercept Pharmaceuticals Inc.	1,404	50
* Ocular Therapeutix Inc.	2,844	50
* Madrigal Pharmaceuticals Inc.	426	50
* Cytokinetics Inc.	2,958	50
* Vaxcyte Inc.	1,543	50
Luminex Corp.	2,046	49
* Oak Street Health Inc.	1,026	48
* Nkarta Inc.	1,448	48
* Arcus Biosciences Inc.	1,758	48
* Avidity Biosciences Inc.	1,590	48
* Eidos Therapeutics Inc.	511	47
* ImmunoGen Inc.	8,489	46
* Codexis Inc.	2,479	46
* GenMark Diagnostics Inc.	3,399	45
* Progyny Inc.	1,276	45
* NextGen Healthcare Inc.	2,543	45
* TCR2 Therapeutics Inc.	1,652	45
* Applied Molecular Transport Inc.	1,446	45
* Inari Medical Inc.	617	43
* Tivity Health Inc.	2,236	41
* Travere Therapeutics Inc.	1,791	41
* Quanterix Corp.	943	41
* Heska Corp.	325	41
* Lantheus Holdings Inc.	3,064	40
* Frequency Therapeutics Inc.	1,391	40
Atrion Corp.	66	40
* Meridian Bioscience Inc.	2,085	39
* Viela Bio Inc.	963	37
* Hanger Inc.	1,623	37
* CorVel Corp.	411	37
* Cortexyme Inc.	757	37
* Brookdale Senior Living Inc.	8,562	36
* Tabula Rasa HealthCare Inc.	1,050	36
* Stoke Therapeutics Inc.	690	36
* Tactile Systems Technology Inc.	830	36
* RadNet Inc.	1,918	36
* Esperion Therapeutics Inc.	1,261	36
National Research Corp.	694	36
* Constellation Pharmaceuticals Inc.	1,397	35
* Collegium Pharmaceutical Inc.	1,913	35
* OraSure Technologies Inc.	2,945	35
National HealthCare Corp.	566	35
* BioCryst Pharmaceuticals Inc.	6,768	35
* CryoLife Inc.	1,659	35
* Theravance Biopharma Inc.	2,064	34
* Arvinas Inc.	1,413	34
* Annexon Inc.	1,410	34
* Akouos Inc.	1,647	34
* Nurix Therapeutics Inc.	798	34

*	Radius Health Inc.	2,103	33
*	Precision BioSciences Inc.	2,657	33
*	Syndax Pharmaceuticals Inc.	1,428	33
*	Enanta Pharmaceuticals Inc.	800	33
*	Omeros Corp.	2,780	32
*	Natus Medical Inc.	1,539	32
*	Community Health Systems Inc.	3,913	32
*	Innoviva Inc.	3,003	31
*	Apollo Medical Holdings Inc.	1,721	31
*	Kadmon Holdings Inc.	7,163	31
*	Provention Bio Inc.	2,073	31
*	Pliant Therapeutics Inc.	1,126	31
*	VBI Vaccines Inc.	9,019	31
*	SI-BONE Inc.	1,332	31
*	Alector Inc.	2,349	31
*	Option Care Health Inc.	1,931	30
*	AnaptysBio Inc.	1,171	30
*	Protagonist Therapeutics Inc.	1,246	30
*	Personalis Inc.	1,076	30
*	Amphastar Pharmaceuticals Inc.	1,665	30
*	Orthofix Medical Inc.	803	30
*	Inogen Inc.	838	29
*	ZIOPHARM Oncology Inc.	10,480	29
*	G1 Therapeutics Inc.	1,590	29
*	Five Prime Therapeutics Inc.	1,533	29
*	Precigen Inc.	3,604	29
*	Vanda Pharmaceuticals Inc.	2,328	28
	LeMaitre Vascular Inc.	712	28
*	Varex Imaging Corp.	1,680	28
*	PetIQ Inc. Class A	948	27
*	Cara Therapeutics Inc.	1,837	27
*	Surgery Partners Inc.	1,102	27
*	Krystal Biotech Inc.	485	27
*	OrthoPediatrics Corp.	581	27
*	NGM Biopharmaceuticals Inc.	1,121	27
*	Keros Therapeutics Inc.	347	26
*	Agenus Inc.	7,076	26
*	Intersect ENT Inc.	1,362	26
*	BioSpecifics Technologies Corp.	293	26
*	Zentalis Pharmaceuticals Inc.	501	26
*	Castle Biosciences Inc.	528	25
*	Aerie Pharmaceuticals Inc.	1,995	25
*	Avid Bioservices Inc.	2,709	25
*	AngioDynamics Inc.	1,731	25
*	Rigel Pharmaceuticals Inc.	8,116	25
*	Fulgent Genetics Inc.	544	24
*	Relmada Therapeutics Inc.	678	24
*	MannKind Corp.	8,065	24
*	Gossamer Bio Inc.	2,672	24
*	Vapotherm Inc.	935	24
*	Spectrum Pharmaceuticals Inc.	4,990	24
*	Cymabay Therapeutics Inc.	3,124	23
*	Acutus Medical Inc.	810	23
*	Ardelyx Inc.	3,643	23
*,^	CEL-SCI Corp.	1,835	23
*	Triple-S Management Corp. Class B	1,021	23
*	Anika Therapeutics Inc.	605	23

*	Antares Pharma Inc.	7,322	23
*	IGM Biosciences Inc.	340	23
*	Fluidigm Corp.	3,605	23
*	Marinus Pharmaceuticals Inc.	1,419	23
*	Bioxcel Therapeutics Inc.	511	22
*	Surmodics Inc.	593	22
*	Vaxart Inc.	2,757	22
*	Black Diamond Therapeutics Inc.	657	22
*	Akebia Therapeutics Inc.	6,557	22
*	Morphic Holding Inc.	691	22
*	HealthStream Inc.	1,152	22
*	Amneal Pharmaceuticals Inc.	5,436	21
*	Axogen Inc.	1,495	21
*	Alphatec Holdings Inc.	2,034	21
*	Prothena Corp. plc	1,885	21
*	Quotient Ltd.	3,068	21
*	SeaSpine Holdings Corp.	1,492	21
*	Phathom Pharmaceuticals Inc.	495	21
*	Affimed NV	3,967	21
*	Albireo Pharma Inc.	560	21
*	Avrobio Inc.	1,510	21
*	Eagle Pharmaceuticals Inc.	434	20
*	Syros Pharmaceuticals Inc.	2,419	20
*	Dynavax Technologies Corp.	3,850	20
*	Viking Therapeutics Inc.	3,013	19
*	Ontrak Inc.	390	19
*	Calithera Biosciences Inc.	3,933	19
*	Atreca Inc. Class A	1,229	19
*	Cue Biopharma Inc.	1,361	19
*	Geron Corp.	10,083	19
*	Cellular Biomedicine Group Inc.	1,015	19
*	Neoleukin Therapeutics Inc.	1,448	18
*	Athersys Inc.	9,892	18
*	Durect Corp.	9,795	18
*	UroGen Pharma Ltd.	873	18
*	Clovis Oncology Inc.	3,582	18
*	Akero Therapeutics Inc.	612	18
*	Flexion Therapeutics Inc.	1,640	18
*	Crinetics Pharmaceuticals Inc.	1,310	18
*	TransMedics Group Inc.	1,174	17
*	Accuray Inc.	3,840	17
*	Kiniksa Pharmaceuticals Ltd. Class A	914	17
*	Verastem Inc.	8,439	17
*	Homology Medicines Inc.	1,719	17
*	Aeglea BioTherapeutics Inc.	1,968	17
*	SIGA Technologies Inc.	2,399	17
*	Cutera Inc.	661	17
	Phibro Animal Health Corp. Class A	875	17
*	Viemed Healthcare Inc.	1,687	16
*	MEI Pharma Inc.	5,586	16
*	Catalyst Pharmaceuticals Inc.	4,325	16
*	IVERIC bio Inc.	2,257	15
*	CytomX Therapeutics Inc.	2,012	15
*	Puma Biotechnology Inc.	1,334	15
*	OptimizeRx Corp.	567	15
*,^	Co-Diagnostics Inc.	1,277	15
*	Joint Corp.	594	15

* Cassava Sciences Inc.	1,926	15
* Applied Therapeutics Inc.	641	15
* BioDelivery Sciences International Inc.	3,889	15
* Kala Pharmaceuticals Inc.	1,970	15
* Ovid therapeutics Inc.	2,115	14
* ORIC Pharmaceuticals Inc.	422	14
* Misonix Inc.	1,025	14
* Retractable Technologies Inc.	1,215	14
* PDL BioPharma Inc.	5,544	14
* ViewRay Inc.	3,608	14
* Passage Bio Inc.	675	14
* TherapeuticsMD Inc.	10,315	14
* Arcutis Biotherapeutics Inc.	500	14
* NantKwest Inc.	1,407	13
* Apyx Medical Corp.	1,669	13
* CytoSorbents Corp.	1,520	13
* BioLife Solutions Inc.	353	13
Utah Medical Products Inc.	147	13
Invacare Corp.	1,478	13
* XOMA Corp.	380	13
* Molecular Templates Inc.	1,371	12
* ANI Pharmaceuticals Inc.	414	12
* Anavex Life Sciences Corp.	2,261	12
* Concert Pharmaceuticals Inc.	1,051	12
* InfuSystem Holdings Inc.	747	12
* Zynex Inc.	854	12
* Aquestive Therapeutics Inc.	1,672	12
* RAPT Therapeutics Inc.	540	12
* Aspira Women's Health Inc.	2,370	12
* Selecta Biosciences Inc.	3,410	11
* American Renal Associates Holdings Inc.	1,000	11
* Harvard Bioscience Inc.	2,837	11
* iCAD Inc.	1,085	11
* XBiotech Inc.	564	11
* Kindred Biosciences Inc.	2,745	11
* MediciNova Inc.	1,779	11
* ChromaDex Corp.	2,116	10
* Checkpoint Therapeutics Inc.	4,248	10
* Tricida Inc.	1,382	10
* Accelerate Diagnostics Inc.	1,288	10
* MeiraGTx Holdings plc	709	10
* Eiger BioPharmaceuticals Inc.	1,066	10
* Sutro Biopharma Inc.	569	10
* Rubius Therapeutics Inc.	1,548	10
* Stereotaxis Inc.	2,249	10
* Agile Therapeutics Inc.	3,401	10
* Paratek Pharmaceuticals Inc.	1,534	9
* Spero Therapeutics Inc.	571	9
* Prevail Therapeutics Inc.	917	9
* Galectin Therapeutics Inc.	3,622	9
* WaVe Life Sciences Ltd.	1,067	9
* KalVista Pharmaceuticals Inc.	502	9
* VYNE Therapeutics Inc.	5,517	9
* Maravai LifeSciences Holdings Inc. Class A	333	9
* Sientra Inc.	1,785	9
* Pulse Biosciences Inc.	619	9
* Chinook Therapeutics Inc.	656	9

* Harrow Health Inc.	1,565	9
* Assembly Biosciences Inc.	1,559	9
* Lannett Co. Inc.	1,456	9
* Kezar Life Sciences Inc.	1,334	9
* Voyager Therapeutics Inc.	1,055	9
* Catalyst Biosciences Inc.	1,396	9
* Aptinyx Inc. Class A	2,161	9
* CorMedix Inc.	944	8
* Fortress Biotech Inc.	3,086	8
* Ideaya Biosciences Inc.	608	8
* Fennec Pharmaceuticals Inc.	1,081	8
* Odonate Therapeutics Inc.	544	8
* Amyris Inc.	2,724	8
* Genprex Inc.	2,416	8
* UNITY Biotechnology Inc.	1,287	8
* FONAR Corp.	401	8
* BrainStorm Cell Therapeutics Inc.	1,363	8
* VolitionRX Ltd.	2,272	7
* Aprea Therapeutics Inc.	294	7
* DermTech Inc.	591	7
* Chimerix Inc.	1,938	7
* Tela Bio Inc.	442	7
* ContraFect Corp.	1,126	7
* NeuBase Therapeutics Inc.	926	7
* Magenta Therapeutics Inc.	975	7
* NextCure Inc.	646	7
* Orgenesis Inc.	1,332	6
* IMARA Inc.	253	6
* iRadimed Corp.	262	6
* Cabaletta Bio Inc.	430	6
* Fulcrum Therapeutics Inc.	548	6
* AcelRx Pharmaceuticals Inc.	4,174	6
* CASI Pharmaceuticals Inc.	2,498	6
* Milestone Scientific Inc.	3,664	6
* Chiasma Inc.	1,438	6
* Beyondspring Inc.	550	6
* Pieris Pharmaceuticals Inc.	2,101	6
* Dyadic International Inc.	1,031	6
* GlycoMimetics Inc.	1,587	6
* Electromed Inc.	591	6
* Surgalign Holdings Inc.	2,555	6
* Applied Genetic Technologies Corp.	1,291	6
* Mustang Bio Inc.	1,545	6
* Repro-Med Systems Inc.	1,258	6
* Abeona Therapeutics Inc.	3,472	6
* Strongbridge Biopharma plc	2,024	6
* Oyster Point Pharma Inc.	251	6
* Hookipa Pharma Inc.	473	5
* Xeris Pharmaceuticals Inc.	1,237	5
* Minerva Neurosciences Inc.	1,384	5
* IntriCon Corp.	309	5
* Nymox Pharmaceutical Corp.	2,641	5
* Jounce Therapeutics Inc.	739	5
* Cidara Therapeutics Inc.	2,198	5
* Exicure Inc.	3,202	5
* Verrica Pharmaceuticals Inc.	542	5
* Mirum Pharmaceuticals Inc.	211	5

*	La Jolla Pharmaceutical Co.	991	5
*	ADMA Biologics Inc.	2,351	5
*	Kymera Therapeutics Inc.	99	5
*	Harpoon Therapeutics Inc.	304	5
*	Corbus Pharmaceuticals Holdings Inc.	3,693	5
*	Eargo Inc.	87	4
*	Evelo Biosciences Inc.	837	4
*	Enzo Biochem Inc.	1,946	4
*	BioSig Technologies Inc.	888	4
*	Optinose Inc.	1,002	4
*	NantHealth Inc.	1,762	4
*	Tyme Technologies Inc.	3,607	4
*	Evolus Inc.	992	4
*	X4 Pharmaceuticals Inc.	556	4
*	Gritstone Oncology Inc.	1,201	4
*	Aravive Inc.	626	4
*	LENSAR Inc.	420	4
*	89bio Inc.	131	4
*	Oncocyte Corp.	1,689	3
*	Savara Inc.	2,429	3
*	Eloxx Pharmaceuticals Inc.	1,114	3
*	Osmotica Pharmaceuticals plc	519	3
*	Liquidia Corp.	1,138	3
*	Cyclerion Therapeutics Inc.	1,008	3
*	Graybug Vision Inc.	118	3
*	Solid Biosciences Inc.	911	3
*	Evofem Biosciences Inc.	1,322	3
*	Lexicon Pharmaceuticals Inc.	1,895	3
*	Exagen Inc.	194	3
*	Kaleido Biosciences Inc.	358	3
*	Avenue Therapeutics Inc.	789	3
*	Shattuck Labs Inc.	71	3
*	Satsuma Pharmaceuticals Inc.	560	3
*	Cerecor Inc.	1,001	3
*	LogicBio Therapeutics Inc.	357	2
*	Rockwell Medical Inc.	2,346	2
*,^	Marker Therapeutics Inc.	1,413	2
*	Athira Pharma Inc.	95	2
*	Soliton Inc.	247	2
*	Spruce Biosciences Inc.	75	2
*	Atea Pharmaceuticals Inc.	63	2
*	Catabasis Pharmaceuticals Inc.	1,204	2
*	Recro Pharma Inc.	800	2
*	Foghorn Therapeutics Inc.	90	2
*	Enochian Biosciences Inc.	621	2
*	iTeos Therapeutics Inc.	57	2
*	Taysha Gene Therapies Inc.	63	1
*	GoodRx Holdings Inc. Class A	36	1
*	Codiak Biosciences Inc.	78	1
*	Pandion Therapeutics Inc.	56	1
*	Progenity Inc.	82	—
*	Pulse Biosciences Inc. Warrants Exp. 05/14/2025	15	—
*,§ Synergy Pharmaceuticals LLC		12,927	—
			245,873
Industrials (13.9%)
	Visa Inc. Class A	84,819	17,842
	Mastercard Inc. Class A	44,362	14,928

* PayPal Holdings Inc.	58,943	12,621
Accenture plc Class A	32,030	7,978
Honeywell International Inc.	35,294	7,197
Union Pacific Corp.	34,062	6,951
United Parcel Service Inc. Class B	35,499	6,073
Boeing Co.	26,807	5,648
Raytheon Technologies Corp.	71,587	5,134
3M Co.	28,344	4,896
Caterpillar Inc.	27,172	4,717
Fidelity National Information Services Inc.	31,135	4,621
Lockheed Martin Corp.	12,449	4,544
General Electric Co.	437,493	4,454
* Square Inc.	18,553	3,914
American Express Co.	32,935	3,906
Automatic Data Processing Inc.	21,581	3,752
Deere & Co.	14,148	3,701
FedEx Corp.	12,090	3,465
CSX Corp.	38,381	3,456
Illinois Tool Works Inc.	15,838	3,343
* Fiserv Inc.	28,073	3,233
Sherwin-Williams Co.	4,131	3,088
Norfolk Southern Corp.	12,889	3,055
Global Payments Inc.	14,967	2,921
Eaton Corp. plc	20,094	2,434
Northrop Grumman Corp.	7,844	2,371
Emerson Electric Co.	29,836	2,292
Capital One Financial Corp.	22,826	1,955
General Dynamics Corp.	12,751	1,904
PPG Industries Inc.	11,875	1,743
Trane Technologies plc	11,900	1,740
Cummins Inc.	7,476	1,728
Johnson Controls International plc	37,525	1,728
Parker-Hannifin Corp.	6,431	1,719
Carrier Global Corp.	43,729	1,665
Cintas Corp.	4,439	1,577
Verisk Analytics Inc. Class A	7,911	1,569
Ball Corp.	16,032	1,539
TransDigm Group Inc.	2,655	1,538
Rockwell Automation Inc.	5,887	1,504
Paychex Inc.	16,071	1,497
PACCAR Inc.	17,044	1,484
Stanley Black & Decker Inc.	7,756	1,430
Otis Worldwide Corp.	20,509	1,373
* Mettler-Toledo International Inc.	1,183	1,360
AMETEK Inc.	11,474	1,360
* Keysight Technologies Inc.	9,418	1,131
* FleetCor Technologies Inc.	4,155	1,102
Fortive Corp.	14,971	1,050
Equifax Inc.	6,071	1,013
* Zebra Technologies Corp.	2,644	1,001
Old Dominion Freight Line Inc.	4,915	1,000
WW Grainger Inc.	2,251	942
Vulcan Materials Co.	6,658	930
Amcor plc	78,987	895
Synchrony Financial	29,309	893
Dover Corp.	7,240	883
Kansas City Southern	4,707	876

TransUnion	9,585	873
Xylem Inc.	9,026	866
Martin Marietta Materials Inc.	3,120	829
* United Rentals Inc.	3,639	826
* Ingersoll Rand Inc.	17,416	771
Expeditors International of Washington Inc.	8,595	768
* Trimble Inc.	12,485	747
IDEX Corp.	3,788	732
Masco Corp.	13,192	708
* Waters Corp.	3,026	702
* Teledyne Technologies Inc.	1,833	693
Jacobs Engineering Group Inc.	6,355	685
* Fair Isaac Corp.	1,420	671
* Generac Holdings Inc.	3,083	665
Wabtec Corp.	9,068	665
* StoneCo Ltd. Class A	8,936	654
CH Robinson Worldwide Inc.	6,667	626
Cognex Corp.	8,235	619
Jack Henry & Associates Inc.	3,844	618
* Crown Holdings Inc.	6,536	616
Packaging Corp. of America	4,636	603
Booz Allen Hamilton Holding Corp. Class A	6,778	588
Nordson Corp.	2,867	584
JB Hunt Transport Services Inc.	4,218	571
RPM International Inc.	6,350	559
Graco Inc.	8,244	558
Westrock Co.	13,019	550
Allegion plc	4,626	528
Textron Inc.	11,387	514
* XPO Logistics Inc.	4,621	493
Lennox International Inc.	1,703	490
Toro Co.	5,326	483
Snap-on Inc.	2,707	476
Western Union Co.	20,658	466
Howmet Aerospace Inc.	19,763	464
Quanta Services Inc.	6,737	460
* HD Supply Holdings Inc.	7,943	443
HEICO Corp. Class A	3,980	441
Hubbell Inc. Class B	2,724	440
* Trex Co. Inc.	5,876	440
Pentair plc	8,080	419
AptarGroup Inc.	3,202	404
Owens Corning	5,538	404
Carlisle Cos. Inc.	2,705	392
MKS Instruments Inc.	2,826	390
* Aecom	7,494	389
* Axon Enterprise Inc.	3,081	387
Genpact Ltd.	9,488	386
* Middleby Corp.	2,828	385
* WEX Inc.	2,205	382
* Sensata Technologies Holding plc	7,742	378
A O Smith Corp.	6,644	374
Watsco Inc.	1,644	374
Robert Half International Inc.	5,682	365
Sealed Air Corp.	7,736	349
* Euronet Worldwide Inc.	2,574	346
* Berry Global Group Inc.	6,512	345

* Paylocity Holding Corp.	1,752	344
* Bill.com Holdings Inc.	2,799	343
Donaldson Co. Inc.	6,417	342
Tetra Tech Inc.	2,795	333
Lincoln Electric Holdings Inc.	2,892	333
ITT Inc.	4,408	320
Huntington Ingalls Industries Inc.	1,983	318
CoreLogic Inc.	4,016	311
Woodward Inc.	2,767	309
Brunswick Corp.	3,989	298
* Axalta Coating Systems Ltd.	10,358	296
Sonoco Products Co.	5,095	296
AGCO Corp.	3,177	294
HEICO Corp.	2,312	286
* TopBuild Corp.	1,601	279
Oshkosh Corp.	3,459	278
Littelfuse Inc.	1,132	272
BWX Technologies Inc.	4,768	271
MSA Safety Inc.	1,765	264
ManpowerGroup Inc.	2,999	260
Landstar System Inc.	1,973	259
Knight-Swift Transportation Holdings Inc.	6,190	256
MDU Resources Group Inc.	10,208	255
FLIR Systems Inc.	6,581	252
Curtiss-Wright Corp.	2,170	250
Acuity Brands Inc.	1,996	237
EMCOR Group Inc.	2,724	235
* Saia Inc.	1,342	234
Regal Beloit Corp.	1,956	233
Flowserve Corp.	6,796	232
Allison Transmission Holdings Inc.	5,494	226
* Builders FirstSource Inc.	5,922	222
Exponent Inc.	2,597	216
Graphic Packaging Holding Co.	13,894	213
MAXIMUS Inc.	2,955	212
Advanced Drainage Systems Inc.	3,027	211
* ASGN Inc.	2,685	210
* Mercury Systems Inc.	2,859	204
Simpson Manufacturing Co. Inc.	2,166	199
* Vontier Corp.	5,989	199
Air Lease Corp. Class A	5,425	198
Louisiana-Pacific Corp.	5,792	198
* Chart Industries Inc.	1,902	197
* FTI Consulting Inc.	1,856	195
Armstrong World Industries Inc.	2,527	195
KBR Inc.	6,808	189
Eagle Materials Inc.	2,020	184
Altra Industrial Motion Corp.	3,201	182
John Bean Technologies Corp.	1,637	181
* ACI Worldwide Inc.	5,555	181
Spirit AeroSystems Holdings Inc. Class A	5,304	180
* Proto Labs Inc.	1,302	180
Brink's Co.	2,640	177
* Colfax Corp.	4,869	176
MSC Industrial Direct Co. Inc. Class A	2,105	175
Valmont Industries Inc.	1,062	173
EnerSys	2,092	171

	Alliance Data Systems Corp.	2,329	170
	nVent Electric plc	7,341	169
	Franklin Electric Co. Inc.	2,498	169
	Crane Co.	2,419	168
*	MasTec Inc.	2,881	163
*	TriNet Group Inc.	2,140	160
	Watts Water Technologies Inc. Class A	1,352	158
	Insperity Inc.	1,835	157
*	BMC Stock Holdings Inc.	3,194	156
*	Itron Inc.	1,987	156
*	WESCO International Inc.	2,379	155
*	Kirby Corp.	3,016	153
	GATX Corp.	1,910	152
	Ryder System Inc.	2,565	152
	Triton International Ltd.	3,243	147
*	AMN Healthcare Services Inc.	2,218	145
	Applied Industrial Technologies Inc.	1,841	144
*	Coherent Inc.	1,161	141
	Kennametal Inc.	4,001	140
*	Resideo Technologies Inc.	7,567	140
*	Kratos Defense & Security Solutions Inc.	6,508	138
*	ExlService Holdings Inc.	1,646	137
*	Green Dot Corp. Class A	2,519	135
	UniFirst Corp.	729	135
	Hillenbrand Inc.	3,551	133
*	Aerojet Rocketdyne Holdings Inc.	3,529	132
	HB Fuller Co.	2,491	130
	ABM Industries Inc.	3,340	129
	AAON Inc.	1,959	128
	Silgan Holdings Inc.	3,742	126
	ESCO Technologies Inc.	1,270	126
	Werner Enterprises Inc.	3,101	124
	Brady Corp. Class A	2,788	123
	Matson Inc.	2,108	123
	Moog Inc. Class A	1,565	121
	Fluor Corp.	6,942	120
*	Masonite International Corp.	1,187	119
*	Workhorse Group Inc.	4,670	118
*	Summit Materials Inc. Class A	6,057	115
	Macquarie Infrastructure Corp.	3,538	114
	Badger Meter Inc.	1,380	114
*	Beacon Roofing Supply Inc.	3,061	111
	Trinity Industries Inc.	4,860	111
	EVERTEC Inc.	2,983	111
*	SPX Corp.	2,152	110
	Korn Ferry	2,744	110
*	Installed Building Products Inc.	1,108	109
*	SPX FLOW Inc.	2,005	107
*,1 API Group Corp.		6,926	107
	Barnes Group Inc.	2,315	107
*	Livent Corp.	6,956	106
*	Navistar International Corp.	2,378	105
*	Bloom Energy Corp. Class A	4,249	104
	Albany International Corp. Class A	1,505	103
	Forward Air Corp.	1,404	103
	ManTech International Corp. Class A	1,312	101
*	Gibraltar Industries Inc.	1,538	101

* Atkore International Group Inc.	2,497	97
Terex Corp.	3,094	96
* Meritor Inc.	3,593	95
* Dycom Industries Inc.	1,474	93
Federal Signal Corp.	2,927	91
Cubic Corp.	1,538	90
Comfort Systems USA Inc.	1,785	90
Mueller Water Products Inc. Class A	7,573	90
* AeroVironment Inc.	1,048	89
* CryoPort Inc.	1,805	88
* Sykes Enterprises Inc.	2,304	87
O-I Glass Inc.	7,657	87
* Hub Group Inc. Class A	1,577	86
* Verra Mobility Corp. Class A	7,036	86
* Air Transport Services Group Inc.	2,779	85
Belden Inc.	2,220	85
* Cimpress plc	943	85
* Repay Holdings Corp. Class A	3,430	83
* Allegheny Technologies Inc.	6,127	83
Maxar Technologies Inc.	2,970	83
* AZEK Co. Inc. Class A	2,276	81
* Virgin Galactic Holdings Inc.	3,027	81
Mesa Laboratories Inc.	292	79
Otter Tail Corp.	1,984	79
* Vivint Smart Home Inc.	3,585	79
* JELD-WEN Holding Inc.	3,235	78
* Pluralsight Inc. Class A	4,771	78
EnPro Industries Inc.	1,097	78
McGrath RentCorp	1,211	77
CSW Industrials Inc.	688	74
Kaman Corp.	1,387	73
* Atlas Air Worldwide Holdings Inc.	1,290	72
* OSI Systems Inc.	812	72
* American Woodmark Corp.	816	71
Kadant Inc.	552	71
TTEC Holdings Inc.	1,026	69
* Vicor Corp.	840	69
Heartland Express Inc.	3,686	68
Helios Technologies Inc.	1,383	68
Patrick Industries Inc.	1,060	67
ICF International Inc.	916	66
ADT Inc.	8,453	66
* Herc Holdings Inc.	1,127	65
* CBIZ Inc.	2,527	61
* TriMas Corp.	2,285	61
Astec Industries Inc.	1,053	61
Primoris Services Corp.	2,517	61
Tennant Co.	897	60
* Welbilt Inc.	6,373	60
Alamo Group Inc.	439	60
* GMS Inc.	1,835	57
Enerpac Tool Group Corp. Class A	2,553	57
Lindsay Corp.	489	57
Schneider National Inc. Class B	2,681	56
Kforce Inc.	1,359	56
* Ferro Corp.	3,883	56
* Evo Payments Inc. Class A	2,148	54

AZZ Inc.	1,203	54
Granite Construction Inc.	2,155	53
Griffon Corp.	2,505	52
* FARO Technologies Inc.	788	52
* Construction Partners Inc. Class A	1,935	51
ArcBest Corp.	1,190	50
Deluxe Corp.	1,936	50
Greenbrier Cos. Inc.	1,488	50
Greif Inc. Class A	994	48
Encore Wire Corp.	934	48
* PGT Innovations Inc.	2,588	48
Marten Transport Ltd.	2,727	48
* Textainer Group Holdings Ltd.	2,442	45
* Huron Consulting Group Inc.	1,015	45
AAR Corp.	1,570	45
Standex International Corp.	562	42
Shyft Group Inc.	1,625	42
Wabash National Corp.	2,381	42
Raven Industries Inc.	1,647	42
* Cardtronics plc Class A	1,708	41
H&E Equipment Services Inc.	1,513	41
Columbus McKinnon Corp.	1,069	40
Douglas Dynamics Inc.	1,028	40
Greif Inc. Class B	794	39
* MYR Group Inc.	730	37
* Echo Global Logistics Inc.	1,313	37
Chase Corp.	336	36
Frontline Ltd.	5,663	35
* NV5 Global Inc.	481	35
* Montrose Environmental Group Inc.	1,279	35
* TrueBlue Inc.	1,778	34
* Conduent Inc.	7,860	33
* Great Lakes Dredge & Dock Corp.	2,813	32
Apogee Enterprises Inc.	1,177	31
Kelly Services Inc. Class A	1,494	31
* SP Plus Corp.	1,068	30
Triumph Group Inc.	2,299	30
Quanex Building Products Corp.	1,466	30
Argan Inc.	655	30
* CIRCOR International Inc.	903	30
* Parsons Corp.	912	30
MTS Systems Corp.	831	29
Cass Information Systems Inc.	669	28
* PAE Inc.	2,862	27
* US Concrete Inc.	771	27
* Orion Energy Systems Inc.	2,641	27
* SEACOR Holdings Inc.	799	27
Gorman-Rupp Co.	790	26
Myers Industries Inc.	1,529	26
* Gates Industrial Corp. plc	2,014	26
Hyster-Yale Materials Handling Inc.	469	26
SFL Corp. Ltd.	3,796	26
* Ducommun Inc.	513	26
* Vectrus Inc.	527	25
DHT Holdings Inc.	4,903	25
Scorpio Tankers Inc.	2,145	25
* Modine Manufacturing Co.	2,245	25

* Tutor Perini Corp.	1,778	24
* Lydall Inc.	872	24
* Aegion Corp. Class A	1,362	23
Heidrick & Struggles International Inc.	885	23
Barrett Business Services Inc.	343	23
CAI International Inc.	709	22
* Thermon Group Holdings Inc.	1,534	22
* Donnelley Financial Solutions Inc.	1,291	21
* BrightView Holdings Inc.	1,463	20
Insteel Industries Inc.	854	20
Nordic American Tankers Ltd.	6,160	20
* Sterling Construction Co. Inc.	1,217	19
International Seaways Inc.	1,133	19
Ennis Inc.	1,139	19
* I3 Verticals Inc. Class A	668	19
* Forterra Inc.	999	19
* Cornerstone Building Brands Inc.	2,074	18
* Foundation Building Materials Inc.	935	18
* Willdan Group Inc.	461	18
* Energy Recovery Inc.	1,662	18
Luxfer Holdings plc	1,163	17
* Manitowoc Co. Inc.	1,566	17
Miller Industries Inc.	503	17
* Aspen Aerogels Inc.	1,187	17
* Ranpak Holdings Corp. Class A	1,459	16
Resources Connection Inc.	1,356	16
Costamare Inc.	2,282	16
* Luna Innovations Inc.	1,629	16
Ardagh Group SA	885	16
* DXP Enterprises Inc.	725	15
* Titan Machinery Inc.	818	15
Kronos Worldwide Inc.	1,086	15
* Napco Security Technologies Inc.	479	15
CRA International Inc.	313	14
* Cross Country Healthcare Inc.	1,644	14
* ShotSpotter Inc.	423	14
* Dorian LPG Ltd.	1,258	14
* UFP Technologies Inc.	307	14
* GreenSky Inc. Class A	3,136	13
* Vishay Precision Group Inc.	454	13
Allied Motion Technologies Inc.	318	13
REV Group Inc.	1,390	13
* Team Inc.	1,463	13
VSE Corp.	369	13
* IES Holdings Inc.	339	12
Caesarstone Ltd.	1,004	12
* ExOne Co.	988	12
* Astronics Corp.	1,006	11
* Northwest Pipe Co.	399	11
Park-Ohio Holdings Corp.	406	11
United States Lime & Minerals Inc.	102	11
* Blue Bird Corp.	687	11
* Daseke Inc.	1,655	11
LSI Industries Inc.	1,412	11
Park Aerospace Corp.	830	11
Powell Industries Inc.	401	10
* Radiant Logistics Inc.	1,707	10

*	Transcat Inc.	315	10
*	Veritiv Corp.	533	10
*	CECO Environmental Corp.	1,327	10
*	Covenant Transportation Group Inc. Class A	501	9
*	Lawson Products Inc.	194	9
	Hurco Cos. Inc.	306	9
*	Franklin Covey Co.	415	9
*	HC2 Holdings Inc.	2,609	9
	Preformed Line Products Co.	141	9
	Universal Logistics Holdings Inc.	391	8
*	Acacia Research Corp.	2,278	8
*	Willis Lease Finance Corp.	253	8
*	PFSweb Inc.	1,198	8
*	ServiceSource International Inc.	5,054	8
*	Alpha Pro Tech Ltd.	604	8
*	US Xpress Enterprises Inc. Class A	991	7
*	StarTek Inc.	936	7
*	LB Foster Co. Class A	495	7
	Graham Corp.	452	7
*	Paysign Inc.	1,416	7
*	GP Strategies Corp.	588	7
*	Diamond S Shipping Inc.	978	7
	Genco Shipping & Trading Ltd.	831	6
*	EVI Industries Inc.	183	6
*	Overseas Shipholding Group Inc. Class A	3,028	6
	BG Staffing Inc.	449	6
*	Gencor Industries Inc.	426	5
*	Information Services Group Inc.	1,668	5
	Eagle Bulk Shipping Inc.	267	5
	Quad/Graphics Inc.	1,561	5
*	Mistras Group Inc.	907	5
	Ardmore Shipping Corp.	1,377	5
*	DHI Group Inc.	2,292	4
	Scorpio Bulkers Inc.	250	4
*	Mayville Engineering Co. Inc.	367	4
*	Wrap Technologies Inc.	558	3
*	PAM Transportation Services Inc.	68	3
*	Concrete Pumping Holdings Inc.	795	3
*	Safe Bulkers Inc.	2,359	3
*	IBEX Holdings Ltd.	136	3
*	Pactiv Evergreen Inc.	157	3
*	Target Hospitality Corp.	1,517	2
			254,321
Other (0.0%)2
*	Sotera Health Co.	259	7
*,§ Tobira Therapeutics CVR Exp. 12/31/2028		937	4
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		1,247	1
*,§ Aduro Biotech Inc. CVR		656	1
*,§ Media General Inc. CVR		5,133	—
*,§ NewStar Financial Inc. CVR		943	—
*,§ Aratana Therapeutics Inc. CVR		1,951	—
*,§ Lantheus Holdings CVR		4,323	—
*,§ Clinical Data CVR		32	—
*,§ Omthera Pharmeceuticals Rights		152	—
			13

Real Estate (3.4%)
American Tower Corp.	22,230	5,140
Prologis Inc.	36,942	3,696
Crown Castle International Corp.	20,859	3,495
Equinix Inc.	4,408	3,076
Digital Realty Trust Inc.	13,440	1,811
* CoStar Group Inc.	1,955	1,780
Public Storage	7,552	1,695
SBA Communications Corp. Class A	5,562	1,597
Simon Property Group Inc.	16,040	1,324
Welltower Inc.	20,872	1,315
AvalonBay Communities Inc.	7,032	1,171
Weyerhaeuser Co.	37,303	1,083
Equity Residential	18,465	1,069
Realty Income Corp.	17,412	1,044
Alexandria Real Estate Equities Inc.	6,322	1,035
* CBRE Group Inc. Class A	16,773	1,025
Ventas Inc.	18,604	891
Invitation Homes Inc.	28,469	814
Essex Property Trust Inc.	3,274	805
Healthpeak Properties Inc.	27,615	797
Boston Properties Inc.	7,728	759
Mid-America Apartment Communities Inc.	5,662	714
* Zillow Group Inc. Class C	6,559	707
Extra Space Storage Inc.	6,240	703
Duke Realty Corp.	18,398	700
VICI Properties Inc.	26,518	671
Sun Communities Inc.	4,803	668
WP Carey Inc.	8,495	588
UDR Inc.	14,452	556
Equity LifeStyle Properties Inc.	8,638	506
Host Hotels & Resorts Inc.	35,461	498
Medical Properties Trust Inc.	25,599	497
Camden Property Trust	4,630	458
Gaming and Leisure Properties Inc.	10,373	431
CyrusOne Inc.	5,749	402
Omega Healthcare Investors Inc.	11,203	395
Iron Mountain Inc.	14,250	392
STORE Capital Corp.	11,927	388
Regency Centers Corp.	8,368	381
VEREIT Inc.	53,450	379
* Zillow Group Inc. Class A	3,426	378
American Homes 4 Rent Class A	13,058	375
Kilroy Realty Corp.	5,628	344
Lamar Advertising Co. Class A	4,320	344
* Jones Lang LaSalle Inc.	2,588	342
Americold Realty Trust	9,976	340
* RealPage Inc.	4,851	335
Vornado Realty Trust	8,550	333
Federal Realty Investment Trust	3,768	329
National Retail Properties Inc.	8,668	327
CubeSmart	9,503	309
Rexford Industrial Realty Inc.	6,314	303
Kimco Realty Corp.	20,739	299
American Campus Communities Inc.	7,125	284
Healthcare Trust of America Inc. Class A	10,638	277
EastGroup Properties Inc.	1,957	267

First Industrial Realty Trust Inc.	6,256	262
Douglas Emmett Inc.	8,359	259
CoreSite Realty Corp.	1,997	250
Life Storage Inc.	2,273	249
Cousins Properties Inc.	7,313	244
STAG Industrial Inc.	7,912	236
Brixmor Property Group Inc.	14,888	227
* Redfin Corp.	4,744	227
SL Green Realty Corp.	3,878	225
Terreno Realty Corp.	3,507	203
Park Hotels & Resorts Inc.	12,350	202
Rayonier Inc.	7,002	197
Healthcare Realty Trust Inc.	6,564	194
JBG SMITH Properties	6,299	194
Hudson Pacific Properties Inc.	7,432	193
Highwoods Properties Inc.	4,911	188
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,435	188
Lexington Realty Trust	17,995	184
Spirit Realty Capital Inc.	4,895	180
Innovative Industrial Properties Inc.	1,124	173
QTS Realty Trust Inc. Class A	2,901	172
Agree Realty Corp.	2,606	172
Equity Commonwealth	6,459	171
Physicians Realty Trust	9,800	170
Sabra Health Care REIT Inc.	10,181	168
Ryman Hospitality Properties Inc.	2,446	157
PotlatchDeltic Corp.	3,207	149
Apple Hospitality REIT Inc.	10,918	145
Corporate Office Properties Trust	5,433	145
EPR Properties	4,002	144
National Health Investors Inc.	2,198	142
Outfront Media Inc.	7,490	142
* Howard Hughes Corp.	1,911	139
PS Business Parks Inc.	968	128
Taubman Centers Inc.	2,853	122
Weingarten Realty Investors	5,797	121
Pebblebrook Hotel Trust	6,311	117
Sunstone Hotel Investors Inc.	10,970	115
National Storage Affiliates Trust	3,230	110
Washington REIT	4,580	106
Colony Capital Inc.	23,920	103
Uniti Group Inc.	9,809	101
RLJ Lodging Trust	8,113	100
Kennedy-Wilson Holdings Inc.	6,177	99
Easterly Government Properties Inc.	4,510	98
Piedmont Office Realty Trust Inc. Class A	6,203	97
Four Corners Property Trust Inc.	3,427	96
Essential Properties Realty Trust Inc.	4,650	96
Brandywine Realty Trust	8,543	95
Service Properties Trust	7,841	93
CareTrust REIT Inc.	4,653	90
Paramount Group Inc.	9,727	90
Retail Properties of America Inc.	10,507	85
* Cushman & Wakefield plc	5,414	81
Xenia Hotels & Resorts Inc.	5,662	80
Columbia Property Trust Inc.	5,687	80
DiamondRock Hospitality Co.	9,891	74

SITE Centers Corp.	7,314	74
Urban Edge Properties	5,646	73
Macerich Co.	7,233	72
Retail Opportunity Investments Corp.	5,556	72
LTC Properties Inc.	1,946	72
Global Net Lease Inc.	4,232	71
Monmouth Real Estate Investment Corp.	4,757	71
American Assets Trust Inc.	2,403	69
Industrial Logistics Properties Trust	3,120	68
* Realogy Holdings Corp.	5,461	67
Mack-Cali Realty Corp.	4,847	66
Empire State Realty Trust Inc.	7,007	63
Acadia Realty Trust	4,242	60
Office Properties Income Trust	2,636	60
Safehold Inc.	882	60
Independence Realty Trust Inc.	4,589	59
Kite Realty Group Trust	3,952	57
GEO Group Inc.	5,951	56
NexPoint Residential Trust Inc.	1,185	53
Alexander & Baldwin Inc.	3,291	52
Diversified Healthcare Trust	11,531	51
Community Healthcare Trust Inc.	1,123	51
St. Joe Co.	1,504	50
Getty Realty Corp.	1,737	49
Newmark Group Inc. Class A	6,762	47
^ Brookfield Property REIT Inc. Class A	3,020	47
CoreCivic Inc.	6,008	43
Summit Hotel Properties Inc.	4,722	41
Tanger Factory Outlet Centers Inc.	4,337	41
Global Medical REIT Inc.	2,982	41
Universal Health Realty Income Trust	653	39
Colony Credit Real Estate Inc.	5,331	39
Investors Real Estate Trust	546	38
American Finance Trust Inc.	5,075	37
* Marcus & Millichap Inc.	1,043	37
Front Yard Residential Corp.	2,244	37
Gladstone Commercial Corp.	1,892	34
CatchMark Timber Trust Inc. Class A	3,413	33
Armada Hoffler Properties Inc.	2,600	28
RPT Realty	3,620	27
Alexander's Inc.	97	27
RMR Group Inc. Class A	701	26
* Seritage Growth Properties Class A	1,533	25
RE/MAX Holdings Inc. Class A	777	24
Chatham Lodging Trust	2,125	23
UMH Properties Inc.	1,568	22
Franklin Street Properties Corp.	4,706	22
City Office REIT Inc.	2,401	21
NETSTREIT Corp.	1,107	21
New Senior Investment Group Inc.	3,730	21
Gladstone Land Corp.	1,380	20
Urstadt Biddle Properties Inc. Class A	1,341	19
Farmland Partners Inc.	2,203	18
Preferred Apartment Communities Inc. Class A	2,190	17
Saul Centers Inc.	532	17
* FRP Holdings Inc.	329	15
Ares Commercial Real Estate Corp.	1,219	14

Whitestone REIT	1,797	14
* Tejon Ranch Co.	938	13
Hersha Hospitality Trust Class A	1,621	13
• CorePoint Lodging Inc.	1,878	12
Plymouth Industrial REIT Inc.	930	12
CIM Commercial Trust Corp.	979	12
* Forestar Group Inc.	603	12
* Rafael Holdings Inc. Class B	537	11
Griffin Industrial Realty Inc.	161	11
One Liberty Properties Inc.	605	11
Bluerock Residential Growth REIT Inc.	1,054	11
* Retail Value Inc.	666	10
CTO Realty Growth Inc.	226	9
Alpine Income Property Trust Inc.	573	9
Broadstone Net Lease Inc. Class A	514	9
Clipper Realty Inc.	1,390	9
* Stratus Properties Inc.	299	7
* PICO Holdings Inc.	831	7
BRT Apartments Corp.	474	6
Tiptree Inc.	1,054	5
* Maui Land & Pineapple Co. Inc.	334	4
CorEnergy Infrastructure Trust Inc.	611	4
* Transcontinental Realty Investors Inc.	95	2
* Avalon GloboCare Corp.	1,381	2
		61,982
Technology (26.2%)
Apple Inc.	811,253	96,580
Microsoft Corp.	376,396	80,575
* Facebook Inc. Class A	120,757	33,446
* Alphabet Inc. Class A	15,060	26,421
* Alphabet Inc. Class C	14,928	26,284
NVIDIA Corp.	29,691	15,916
* Adobe Inc.	24,140	11,550
* salesforce.com Inc.	43,605	10,718
Intel Corp.	213,105	10,304
QUALCOMM Inc.	56,482	8,312
Broadcom Inc.	19,659	7,895
Texas Instruments Inc.	46,125	7,438
Oracle Corp.	96,569	5,574
International Business Machines Corp.	44,752	5,528
* Advanced Micro Devices Inc.	58,543	5,425
* ServiceNow Inc.	9,542	5,101
Intuit Inc.	12,642	4,450
* Zoom Video Communications Inc. Class A	8,383	4,010
Applied Materials Inc.	46,048	3,798
* Micron Technology Inc.	55,864	3,580
Lam Research Corp.	7,288	3,299
* Autodesk Inc.	11,000	3,083
Analog Devices Inc.	18,519	2,576
Roper Technologies Inc.	5,245	2,240
* Twilio Inc. Class A	6,852	2,193
Cognizant Technology Solutions Corp. Class A	27,133	2,120
* DocuSign Inc. Class A	8,941	2,038
KLA Corp.	7,803	1,966
* Workday Inc. Class A	8,553	1,923
Amphenol Corp. Class A	14,619	1,912
* Twitter Inc.	38,799	1,805

	Xilinx Inc.	12,325	1,794
*	Synopsys Inc.	7,480	1,702
	Microchip Technology Inc.	12,321	1,656
*	Splunk Inc.	7,924	1,618
*	Cadence Design Systems Inc.	13,708	1,594
	HP Inc.	71,791	1,574
*	Match Group Inc.	11,033	1,536
	Marvell Technology Group Ltd.	33,156	1,535
*	Atlassian Corp. plc Class A	6,477	1,458
*	ANSYS Inc.	4,258	1,439
	Corning Inc.	37,707	1,411
*	Pinterest Inc. Class A	20,097	1,407
*	Okta Inc.	5,716	1,401
*	Palo Alto Networks Inc.	4,709	1,384
*	Crowdstrike Holdings Inc. Class A	7,642	1,171
	Skyworks Solutions Inc.	8,280	1,169
*	RingCentral Inc. Class A	3,917	1,164
	Maxim Integrated Products Inc.	13,191	1,095
*	Coupa Software Inc.	3,312	1,089
*	Paycom Software Inc.	2,492	1,039
*	VeriSign Inc.	5,157	1,035
	CDW Corp.	7,135	931
	Teradyne Inc.	8,376	924
*	Qorvo Inc.	5,792	908
*	Dell Technologies Inc.	12,606	870
*	Tyler Technologies Inc.	2,015	862
*	EPAM Systems Inc.	2,627	847
*	Akamai Technologies Inc.	8,164	845
*	Fortinet Inc.	6,694	825
*	HubSpot Inc.	2,080	820
*	Arista Networks Inc.	2,987	809
*	Slack Technologies Inc. Class A	18,760	804
*	Zendesk Inc.	5,823	777
	SS&C Technologies Holdings Inc.	11,163	769
	Citrix Systems Inc.	6,120	758
*	Datadog Inc. Class A	7,633	755
*	MongoDB Inc.	2,543	731
*	Avalara Inc.	4,254	731
	Hewlett Packard Enterprise Co.	65,880	727
	Monolithic Power Systems Inc.	2,210	707
*	Black Knight Inc.	7,522	689
	Leidos Holdings Inc.	6,814	686
	Western Digital Corp.	14,992	673
*	GoDaddy Inc. Class A	8,340	663
*	Gartner Inc.	4,346	661
	Entegris Inc.	6,845	634
*	Nuance Communications Inc.	14,301	617
	NetApp Inc.	11,162	595
*	ON Semiconductor Corp.	20,327	584
*	PTC Inc.	5,241	565
*,^	VMware Inc. Class A	3,918	548
*	Zscaler Inc.	3,497	545
*	IAC/InterActiveCorp	3,751	533
*	Ceridian HCM Holding Inc.	5,281	509
	NortonLifeLock Inc.	27,720	505
*	F5 Networks Inc.	3,085	502
*	Guidewire Software Inc.	4,079	500

Universal Display Corp.	2,163	495
* Cree Inc.	5,436	491
* Five9 Inc.	3,039	472
* Aspen Technology Inc.	3,439	462
* Anaplan Inc.	6,469	453
Amdocs Ltd.	6,616	435
* Elastic NV	3,425	424
* Cloudflare Inc. Class A	5,438	408
* Globant SA	1,976	373
* IPG Photonics Corp.	1,788	370
* Inphi Corp.	2,346	364
* Arrow Electronics Inc.	3,952	362
* Dynatrace Inc.	9,339	355
* II-VI Inc.	5,138	348
* Fastly Inc. Class A	4,033	342
SYNNEX Corp.	2,086	334
* Manhattan Associates Inc.	3,216	329
* Grubhub Inc.	4,627	325
* Smartsheet Inc. Class A	5,488	319
* Alteryx Inc. Class A	2,620	314
* Blackline Inc.	2,468	303
CDK Global Inc.	6,304	302
* CACI International Inc. Class A	1,252	297
* Proofpoint Inc.	2,811	291
Jabil Inc.	7,588	290
DXC Technology Co.	13,014	285
* Q2 Holdings Inc.	2,422	275
* Lattice Semiconductor Corp.	6,463	271
Science Applications International Corp.	2,918	270
* Silicon Laboratories Inc.	2,262	265
* Appian Corp. Class A	1,878	263
* Cirrus Logic Inc.	3,252	261
Brooks Automation Inc.	3,436	251
* Nutanix Inc.	9,033	247
National Instruments Corp.	6,526	244
* Dropbox Inc. Class A	12,105	242
Pegasystems Inc.	1,845	242
* Pure Storage Inc. Class A	12,657	231
Power Integrations Inc.	3,137	224
CMC Materials Inc.	1,399	216
* Vertiv Holdings Co. Class A	11,502	215
* Everbridge Inc.	1,695	215
* Semtech Corp.	3,172	214
* Change Healthcare Inc.	12,442	213
* Envestnet Inc.	2,640	212
* J2 Global Inc.	2,331	209
* Sailpoint Technologies Holdings Inc.	4,449	207
* Novanta Inc.	1,637	196
* Verint Systems Inc.	3,394	193
* Rapid7 Inc.	2,542	191
* LiveRamp Holdings Inc.	3,255	190
Xerox Holdings Corp.	8,626	189
* Varonis Systems Inc.	1,558	188
* SPS Commerce Inc.	1,777	183
* Advanced Energy Industries Inc.	1,860	179
* LivePerson Inc.	3,002	175
* Cerence Inc.	1,922	174

* NCR Corp.	6,159	170
* Alarm.com Holdings Inc.	2,225	169
* FireEye Inc.	11,086	167
* FormFactor Inc.	4,051	166
Avnet Inc.	5,269	160
Vishay Intertechnology Inc.	8,170	158
* Qualys Inc.	1,636	155
* New Relic Inc.	2,525	151
* Upwork Inc.	4,606	151
Perspecta Inc.	6,681	150
* Workiva Inc. Class A	1,979	148
* Bandwidth Inc. Class A	949	144
* Medallia Inc.	4,075	143
* Tenable Holdings Inc.	3,935	142
Blackbaud Inc.	2,510	138
* Box Inc.	7,397	138
* Covetrus Inc.	5,074	137
* Diodes Inc.	2,008	137
* Cornerstone OnDemand Inc.	3,062	135
* Rogers Corp.	905	133
* Allscripts Healthcare Solutions Inc.	9,475	130
* Mimecast Ltd.	2,873	129
* Teradata Corp.	5,882	129
* MicroStrategy Inc. Class A	374	128
* Synaptics Inc.	1,638	127
* SVMK Inc.	5,977	127
* Appfolio Inc.	775	126
* Cloudera Inc.	10,542	123
* Schrodinger Inc.	1,760	122
* Dun & Bradstreet Holdings Inc.	4,562	122
* Ambarella Inc.	1,544	121
* Fabrinet	1,757	120
* Insight Enterprises Inc.	1,667	119
* PagerDuty Inc.	3,453	119
* Sanmina Corp.	3,705	118
* Yelp Inc. Class A	3,669	117
* Altair Engineering Inc. Class A	2,120	114
* Cargurus Inc.	4,389	110
* MACOM Technology Solutions Holdings Inc.	2,460	110
* Magnite Inc.	5,746	109
* Plexus Corp.	1,417	106
* MaxLinear Inc.	3,284	103
* Onto Innovation Inc.	2,258	100
* Yext Inc.	5,168	98
Xperi Holding Corp	5,053	96
* Bottomline Technologies DE Inc.	2,080	95
* Sprout Social Inc. Class A	1,835	94
* CommVault Systems Inc.	1,970	94
* Avaya Holdings Corp.	4,909	91
* PROS Holdings Inc.	2,016	87
* Rambus Inc.	5,492	86
Progress Software Corp.	2,121	85
Shutterstock Inc.	1,233	85
* NetScout Systems Inc.	3,475	81
NIC Inc.	3,145	74
* Amkor Technology Inc.	4,830	71
* Perficient Inc.	1,560	71

CSG Systems International Inc.	1,634	71
* Virtusa Corp.	1,309	66
* Model N Inc.	1,879	65
* TTM Technologies Inc.	4,907	64
* Ping Identity Holding Corp.	2,819	63
Switch Inc.	4,011	63
* Calix Inc.	2,648	63
* Super Micro Computer Inc.	2,219	63
Methode Electronics Inc.	1,775	62
* BigCommerce Holdings Inc.	766	62
* Zuora Inc. Class A	4,951	56
* Ultra Clean Holdings Inc.	1,749	55
* TechTarget Inc.	1,050	55
* Eventbrite Inc. Class A	3,202	54
Cohu Inc.	1,891	54
* ePlus Inc.	617	52
* Vroom Inc.	1,434	51
* Upland Software Inc.	1,101	50
* 3D Systems Corp.	5,403	49
Ebix Inc.	1,441	49
* Domo Inc.	1,276	49
* nCino Inc.	589	48
* SolarWinds Corp.	2,081	48
* nLight Inc.	1,541	46
CTS Corp.	1,493	46
* SiTime Corp.	519	45
* Unisys Corp.	3,082	45
* PAR Technology Corp.	809	44
Pitney Bowes Inc.	7,593	43
Benchmark Electronics Inc.	1,724	42
* Jamf Holding Corp.	1,294	41
* CEVA Inc.	1,012	40
* Axcelis Technologies Inc.	1,434	39
* Duck Creek Technologies Inc.	946	38
Sapiens International Corp. NV	1,259	38
* Agilysys Inc.	951	36
* Rackspace Technology Inc.	1,972	35
* Veeco Instruments Inc.	2,128	35
* Impinj Inc.	822	34
* Groupon Inc. Class A	1,120	34
* Photronics Inc.	2,909	34
* Diebold Nixdorf Inc.	3,503	33
* Brightcove Inc.	1,962	33
Simulations Plus Inc.	562	31
* Ichor Holdings Ltd.	978	31
QAD Inc. Class A	543	31
* Veritone Inc.	1,157	31
* OneSpan Inc.	1,545	31
* Endurance International Group Holdings Inc.	3,209	30
* MobileIron Inc.	4,265	30
* PDF Solutions Inc.	1,354	30
* Tucows Inc. Class A	412	30
* Blucora Inc.	2,180	28
* ScanSource Inc.	1,113	28
* A10 Networks Inc.	3,428	27
* EverQuote Inc. Class A	678	26
PC Connection Inc.	518	24

* NeoPhotonics Corp.	2,741	22
* Limelight Networks Inc.	4,976	22
American Software Inc. Class A	1,329	22
* Mitek Systems Inc.	1,852	22
* Forrester Research Inc.	522	22
* Alpha & Omega Semiconductor Ltd.	864	21
* Digimarc Corp.	492	21
* TrueCar Inc.	4,870	20
* Benefitfocus Inc.	1,346	19
* AXT Inc.	1,968	19
* SMART Global Holdings Inc.	624	19
* Zix Corp.	2,643	19
* Avid Technology Inc.	1,512	18
* ChannelAdvisor Corp.	1,206	18
* DSP Group Inc.	1,029	17
* Arlo Technologies Inc.	3,179	17
VirnetX Holding Corp.	3,054	17
* Kimball Electronics Inc.	1,060	16
Computer Programs and Systems Inc.	548	16
Hackett Group Inc.	1,097	15
* Waitr Holdings Inc.	4,587	15
* Grid Dynamics Holdings Inc.	1,237	13
* Red Violet Inc.	492	13
* Intellicheck Inc.	1,228	12
* Intelligent Systems Corp.	300	12
* Palantir Technologies Inc. Class A	414	11
NVE Corp.	217	11
* Immersion Corp.	1,279	11
* eGain Corp.	949	11
* Quantum Corp.	1,828	11
* Smith Micro Software Inc.	1,924	10
* Asure Software Inc.	1,293	10
* Intevac Inc.	1,593	10
* Snowflake Inc. Class A	29	9
* Iteris Inc.	1,854	9
* CyberOptics Corp.	336	9
PCTEL Inc.	1,295	8
* Atomera Inc.	858	8
* Pixelworks Inc.	2,633	8
Daktronics Inc.	1,663	8
* Telenav Inc.	1,416	7
* comScore Inc.	2,626	7
* GTY Technology Holdings Inc.	1,840	7
* Beyond Air Inc.	1,225	7
* Mastech Digital Inc.	364	7
* GAN Ltd.	368	6
* Rimini Street Inc.	1,259	6
* GSI Technology Inc.	789	5
* Synchronoss Technologies Inc.	1,706	5
* Research Frontiers Inc.	1,617	5
* SecureWorks Corp. Class A	401	5
* Telos Corp.	168	3
* Allegro MicroSystems Inc.	112	3
* McAfee Corp.	143	2
* Datto Holding Corp.	78	2
* Asana Inc.	41	1
		479,227

Telecommunications (3.5%)
	Verizon Communications Inc.	207,784	12,552
	Comcast Corp. Class A	227,735	11,441
	AT&T Inc.	358,307	10,301
	Cisco Systems Inc.	213,767	9,196
*	Charter Communications Inc. Class A	7,514	4,899
*	T-Mobile US Inc.	27,708	3,684
	L3Harris Technologies Inc.	10,848	2,083
*	Roku Inc.	5,335	1,566
	Motorola Solutions Inc.	8,601	1,475
*	Liberty Broadband Corp.	5,040	793
	CenturyLink Inc.	54,131	566
	Cable One Inc.	273	541
*	Altice USA Inc. Class A	15,496	526
*	GCI Liberty Inc. Class A	4,954	451
*	DISH Network Corp. Class A	12,418	445
	Juniper Networks Inc.	16,689	363
*	Ciena Corp.	7,757	348
*	Lumentum Holdings Inc.	3,675	317
*	Liberty Broadband Corp. Class A	1,470	230
*	Iridium Communications Inc.	5,849	188
*	Vonage Holdings Corp.	11,944	154
*	Viavi Solutions Inc.	11,137	151
*	Acacia Communications Inc.	2,078	145
	Cogent Communications Holdings Inc.	2,154	125
*	CommScope Holding Co. Inc.	9,373	111
	Ubiquiti Inc.	433	107
	Shenandoah Telecommunications Co.	2,343	104
*	8x8 Inc.	5,170	102
*	ViaSat Inc.	2,758	94
	Telephone and Data Systems Inc.	4,905	93
	InterDigital Inc.	1,552	93
*	Liberty Latin America Ltd. Class C	7,739	88
*	Infinera Corp.	8,212	70
*	EchoStar Corp. Class A	2,452	58
*	Vocera Communications Inc.	1,455	49
*	Liberty Latin America Ltd. Class A	3,928	45
	Plantronics Inc.	1,589	43
*	NETGEAR Inc.	1,294	41
*	Cincinnati Bell Inc.	2,680	41
*,^	Inseego Corp.	3,313	33
*	Extreme Networks Inc.	5,468	31
*	Boingo Wireless Inc.	2,045	29
	ADTRAN Inc.	2,287	29
	ATN International Inc.	521	26
*	Harmonic Inc.	3,816	25
*	Gogo Inc.	2,291	24
*	WideOpenWest Inc.	2,890	24
*	United States Cellular Corp.	720	23
	Comtech Telecommunications Corp.	1,112	21
*	Anterix Inc.	690	21
*	Digi International Inc.	1,191	20
*	ORBCOMM Inc.	3,564	20
*	Ribbon Communications Inc.	2,678	18
*	Consolidated Communications Holdings Inc.	3,248	18
	Loral Space & Communications Inc.	620	14
*	CalAmp Corp.	1,519	14

* Ooma Inc.	868	14
* Genasys Inc.	1,844	13
* Powerfleet Inc.	1,798	12
* Clearfield Inc.	498	12
Alaska Communications Systems Group Inc.	3,532	11
* IDT Corp. Class B	759	9
Spok Holdings Inc.	888	9
* KVH Industries Inc.	798	8
* Casa Systems Inc.	1,540	8
* Resonant Inc.	3,462	8
Bel Fuse Inc. Class B	501	7
* GTT Communications Inc.	1,485	7
* Applied Optoelectronics Inc.	793	7
* DZS Inc.	500	6
		64,200
Utilities (3.0%)
NextEra Energy Inc.	98,332	7,236
Duke Energy Corp.	36,901	3,419
Dominion Energy Inc.	42,150	3,308
Southern Co.	53,110	3,179
Waste Management Inc.	21,239	2,530
American Electric Power Co. Inc.	24,870	2,111
Exelon Corp.	48,644	1,998
Sempra Energy	14,548	1,855
Xcel Energy Inc.	26,323	1,773
Eversource Energy	17,622	1,542
WEC Energy Group Inc.	15,819	1,502
Public Service Enterprise Group Inc.	25,382	1,479
American Water Works Co. Inc.	9,082	1,393
Consolidated Edison Inc.	16,789	1,280
DTE Energy Co.	9,680	1,218
Entergy Corp.	10,173	1,107
Edison International	17,801	1,092
PPL Corp.	38,284	1,088
Republic Services Inc. Class A	10,516	1,017
Ameren Corp.	12,411	965
CMS Energy Corp.	14,415	887
* PG&E Corp.	64,815	823
FirstEnergy Corp.	26,929	715
AES Corp.	33,043	675
Alliant Energy Corp.	12,654	666
Evergy Inc.	11,512	638
Atmos Energy Corp.	6,031	578
CenterPoint Energy Inc.	24,802	575
Essential Utilities Inc.	11,244	509
NiSource Inc.	19,396	469
* Sunrun Inc.	7,313	469
Pinnacle West Capital Corp.	5,564	455
Vistra Corp.	24,072	450
NRG Energy Inc.	11,831	388
UGI Corp.	10,427	370
OGE Energy Corp.	10,047	325
* Stericycle Inc.	4,549	320
Brookfield Renewable Corp. Class A	3,384	268
IDACORP Inc.	2,435	221
ONE Gas Inc.	2,702	214
Hawaiian Electric Industries Inc.	5,495	197

	Black Hills Corp.			3,128	190
	PNM Resources Inc.			3,857	189
	Southwest Gas Holdings Inc.			2,922	188
*	Clean Harbors Inc.			2,496	181
	Portland General Electric Co.			4,358	180
	New Jersey Resources Corp.			5,450	180
	National Fuel Gas Co.			4,128	170
	Spire Inc.			2,396	153
	Ormat Technologies Inc.			1,918	151
	NorthWestern Corp.			2,447	142
	ALLETE Inc.			2,511	141
*	Casella Waste Systems Inc. Class A			2,249	135
	South Jersey Industries Inc.			5,803	134
	American States Water Co.			1,778	131
	Avangrid Inc.			2,783	130
*	Sunnova Energy International Inc.			3,186	129
	Avista Corp.			3,439	129
	MGE Energy Inc.			1,722	118
	California Water Service Group			2,360	117
*	Evoqua Water Technologies Corp.			4,255	111
	Brookfield Infrastructure Corp. Class A			1,644	110
	Clearway Energy Inc.			3,521	103
	Chesapeake Utilities Corp.			835	87
	SJW Group			1,318	87
	Covanta Holding Corp.			5,879	73
	Clearway Energy Inc. Class A			2,617	71
	Northwest Natural Holding Co.			1,464	70
	Middlesex Water Co.			960	66
*	Harsco Corp.			3,657	62
	US Ecology Inc.			1,633	55
	Unitil Corp.			876	36
	York Water Co.			583	26
*	Pure Cycle Corp.			1,671	16
*	Cadiz Inc.			1,480	15
	Global Water Resources Inc.			1,129	15
*	Heritage-Crystal Clean Inc.			723	14
	Artesian Resources Corp. Class A			356	13
*	Atlantic Power Corp.			4,607	10
*	Sharps Compliance Corp.			1,142	9
	RGC Resources Inc.			351	9
	Consolidated Water Co. Ltd.			712	8
	Genie Energy Ltd. Class B			824	7
	Spark Energy Inc. Class A			617	6
	Advanced Emissions Solutions Inc.			726	4
					55,275
Total Common Stocks (Cost $1,253,968)					1,827,320
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund		0.109%		39,810	3,981

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.095%	1/28/21	245	245

Total Temporary Cash Investments (Cost $4,226)	4,226
Total Investments (99.9%) (Cost $1,258,194)	1,831,546
Other Assets and Liabilities—Net (0.1%)	1,401
Net Assets (100%)	1,832,947
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $801,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of this security represented 0.0% of net assets.
2 “Other” represents securities that are not c lassified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $842,000 was received for securities on loan.
5 Securities with a value of $245,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	29	5,254	331
E-mini Russell 2000 Index	December 2020	9	819	132
				463

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Russell 3000 Index Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,827,314	—	6	1,827,320
Temporary Cash Investments	3,981	245	—	4,226
Total	1,831,295	245	6	1,831,546
Derivative Financial Instruments
Assets
Futures Contracts[1]	463	—	—	463
1 Represents variation margin on the last day of the reporting period.